As filed with the U.S. Securities and Exchange Commission on July 20, 2021
File No. 333-

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM N-14
REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No.__	[ ]

(Check appropriate box or boxes.)
DIMENSIONAL INVESTMENT GROUP INC.
(Exact Name of Registrant as Specified in Charter)
6300 Bee Cave Road, Building One, Austin, TX      78746
(Address of Principal Executive Office)              (Zip Code)
Registrant’s Telephone Number, including Area Code (512) 306-7400
Catherine L. Newell, Esquire, President and General Counsel
Dimensional Investment Group Inc.,
6300 Bee Cave Road, Building One, Austin, TX      78746
(Name and Address of Agent for Service)
Please send copies of all communications to:
Jana L. Cresswell, Esquire
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103
(215) 564-8048
Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.
Title of the securities being registered: Shares of capital stock, with a par value of one cent ($0.01) per share, of Tax-Managed U.S. Marketwide Value Portfolio II.
It is proposed that the filing will go effective on August 19, 2021 pursuant to Rule 488 under the Securities Act of 1933.
No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

DIMENSIONAL FUND ADVISORS LP

DFA Investment Dimensions Group Inc.
Dimensional Investment Group Inc.
6300 Bee Cave Road, Building One
Austin, TX  78746

August [19], 2021

Dear Shareholder:

We are contacting you with some important information concerning your investment in the Tax-Managed U.S. Marketwide Value Portfolio. The Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., on behalf of their respective Portfolios, have approved the reorganization (the “Reorganization”) of the Tax-Managed U.S. Marketwide Value Portfolio (the “Target Portfolio”) into the Tax-Managed U.S. Marketwide Value Portfolio II (the “Acquiring Portfolio”).
The Target Portfolio and Acquiring Portfolio (together, the “Portfolios”) have identical investment strategies.  The Portfolios operate as feeder funds in a master-feeder structure, and each Portfolio invests substantially all of its assets in The Tax-Managed U.S. Marketwide Value Series (the “Master Fund”) of The DFA Investment Trust Company.
The Reorganization is expected to occur on or about October 15, 2021. Upon completion of the Reorganization, shareholders of the Target Portfolio will become shareholders of the Acquiring Portfolio, and will receive shares of the Acquiring Portfolio equal in value to their shares in the Target Portfolio.  The Reorganization is expected to be tax-free for federal income tax purposes, and no sales load, contingent deferred sales charge, commission, redemption fee, or other transaction fee will be charged by the Portfolios as a result of the Reorganization. Following the Reorganization, Dimensional has determined that it will be in the best interests of the Acquiring Portfolio and its shareholders to withdraw the Portfolio’s investment from its Master Fund to manage all of the Portfolio’s assets directly.
The Reorganization does not require shareholder approval, and you are not being asked to vote.
However, we do ask that you review the enclosed combined Information Statement/Prospectus, which contains information about the Acquiring Portfolio, including fees and expenses.
The Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., including a majority of the independent directors of each Board, have unanimously approved the Reorganization and believe the Reorganization is in the best interests of the Portfolios and their shareholders.
If you have questions, please call Dimensional collect at 512-306-7400.

Thank you for investing with Dimensional.
Sincerely,

Dave Butler and Gerard O’Reilly

DFA Investment Dimensions Group Inc.
Dimensional Investment Group Inc.
Dave Butler, Co-Chief Executive Officer
Gerard O’Reilly, Co-Chief Executive Officer and Chief Investment Officer

INFORMATION STATEMENT/PROSPECTUS

Dated August [19], 2021

DFA Investment Dimensions Group Inc.
6300 Bee Cave Road, Building One
Austin, TX 78746
(512) 306-7400

Dimensional Investment Group Inc.
6300 Bee Cave Road, Building One
Austin, TX 78746
(512) 306-7400

This Information Statement/Prospectus is being furnished to shareholders of the Tax-Managed U.S. Marketwide Value Portfolio (the “Target Portfolio”) in connection with the reorganization of the Target Portfolio into the Tax-Managed U.S. Marketwide Value Portfolio II (the “Acquiring Portfolio”), another portfolio in the Dimensional Fund Complex as described below.
The Boards of Directors (the “Board”) of DFA Investment Dimensions Group, Inc. (“DFAIDG”) and Dimensional Investment Group Inc. (“DIG”) (each, a “Fund” and collectively, the “Funds”) approved an Agreement and Plan of Reorganization (the “Plan”) under which:
(i)
the Acquiring Portfolio, a series of DIG, will acquire substantially all of the assets of the Target Portfolio, a series of DFAIDG, in exchange solely for shares of common stock of the Acquiring Portfolio;

(ii)	the shares of the Acquiring Portfolio will be distributed to the shareholders of the Target Portfolio according to their respective interests in such Target Portfolio; and
(iii)	the Target Portfolio will be liquidated and dissolved (the “Reorganization”).
A copy of the Plan is provided in Exhibit A hereto.
The shares of the Acquiring Portfolio received by the shareholders of the Target Portfolio in the exchange will be equal in aggregate net asset value to the aggregate net asset value of their shares of the Target Portfolio as of the closing date of the Reorganization.  The Reorganization is expected to be effective on or about October 15, 2021.
The Board of DFAIDG (the “DFAIDG Board”), including a majority of the directors who are not “interested persons” (the “Independent Directors”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), believes that the Reorganization is in the best interests of the Target Portfolio and that the interests of the Target Portfolio’s shareholders will not be diluted as a result of the Reorganization. Similarly, the Board of DIG (the “DIG Board”), including a majority of the Independent Directors, believes that the Reorganization is in the best interests of the Acquiring Portfolio, and that the interests of the Acquiring Portfolio’s shareholders will not be diluted as a result of the Reorganization.  For federal income tax purposes, the Reorganization is intended to be structured as a tax-free transaction for the Target Portfolio, the Acquiring Portfolio, and their shareholders.
THIS INFORMATION STATEMENT/PROSPECTUS IS FOR INFORMATION PURPOSES ONLY, AND YOU DO NOT NEED TO DO ANYTHING IN RESPONSE TO RECEIVING IT.  WE ARE NOT ASKING YOU FOR A PROXY, AND YOU ARE REQUESTED NOT TO SEND US A PROXY.
The Target Portfolio is a diversified portfolio of DFAIDG, a corporation created under the laws of Maryland, which is registered with the U.S. Securities and Exchange Commission (the “Commission” or the “SEC”) as an open-end management investment company. The Acquiring Portfolio is a diversified portfolio of DIG, a corporation created under the laws of Maryland, which is registered with the SEC as an open-end management investment company.  The investment strategies of the Target Portfolio and the Acquiring Portfolio (together, the “Portfolios”) are identical.  The principal offices of DFAIDG and DIG are located at 6300 Bee Cave Road, Building One, Austin, Texas 78746.  The Portfolios are sponsored by Dimensional Fund Advisors LP (“Dimensional”).  The principal offices of Dimensional are located at 6300 Bee Cave Road, Building One, Austin, Texas 78746.
This Information Statement/Prospectus, which you should read carefully and retain for future reference, sets forth concisely the information that you should know before investing.  A statement of additional information, dated August [19], 2021, relating to this Information Statement/Prospectus and the proposed Reorganization, is available upon request and without charge by calling collect or writing to Dimensional at the phone number and address listed above.  The prospectus of the Acquiring Portfolio, dated February 28, 2021 (as it may be supplemented through the date hereof) (the “Acquiring Portfolio’s Prospectus”), accompanies this Information Statement/Prospectus and is incorporated herein by reference, which means that the Acquiring Portfolio’s Prospectus is legally considered to be a part of this Information Statement/Prospectus.
Additional information about the Acquiring Portfolio, the Target Portfolio, and the proposed Reorganization, including the prospectuses, statements of additional information, and the most recent annual and semi-annual shareholder reports for the Acquiring Portfolio and the Target Portfolio, has been filed with the SEC and is available, free of charge, by (i) calling Dimensional collect at 512-306-7400, (ii) accessing the documents at the Portfolios’ website at https://us.dimensional.com/fund-documents, or (iii) writing to the Portfolios at the address listed on the cover of this Information Statement/Prospectus.  In addition,
2

these documents may be obtained from the EDGAR database on the Commission’s Internet site at http://www.sec.gov.  You also may obtain this information upon payment of a duplicating fee, by e-mailing the Commission at the following address:  publicinfo@sec.gov.
This Information Statement/Prospectus, dated August [19], 2021, and the Exhibits are expected to be mailed to shareholders of the Target Portfolio on or about  August [30], 2021.
AN INVESTMENT IN THE PORTFOLIOS IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.  AN INVESTMENT IN THE PORTFOLIOS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
LIKE ALL MUTUAL FUNDS, THE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS INFORMATION STATEMENT/PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
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TABLE OF CONTENTS

SUMMARY	1
How will the Reorganization work?	1
Why did the Board approve the Reorganization?	1
How will the Reorganization affect me?	2
Who will bear the costs associated with the Reorganization?	2
What are the federal income tax consequences of the Reorganization?	2
How do the Portfolios’ investment objectives, investment strategies, and investment policies compare?	3
What are the principal risks of an investment in the Portfolios?	3
Will the fees and expenses of the Acquiring Portfolio be lower than the fees and expenses of the Target Portfolio?	4
What are the distribution arrangements for the Portfolios?	4
What are the Portfolios’ arrangements for purchases, exchanges, and redemptions?	4
COMPARISON OF SOME IMPORTANT FEATURES OF THE PORTFOLIOS	5
How do the performance records of the Portfolios compare?	5
What are the fees and expenses of the Portfolios and what might they be after the Reorganization?	7
Expense Example	9
What are the Portfolios’ dividend payment policies and pricing arrangements?	9
Who manages the Portfolios?	10
INFORMATION ABOUT THE REORGANIZATION	12
Reasons for the Reorganization	12
INFORMATION ABOUT THE PLAN	13
How will the Reorganization be carried out?	13
Who will pay the expenses of the Reorganization?	15
What are the tax consequences of the Reorganization?	15
CAPITAL STRUCTURE AND SHAREHOLDER RIGHTS	17
Capital Structure	17
Rights of Target Portfolio and Acquiring Portfolio Shareholders	18
What is the capitalization of the Portfolios?	18
ADDITIONAL INFORMATION ABOUT THE ACQUIRING PORTFOLIO AND THE TARGET PORTFOLIO	19
Comparison of the Portfolios’ Investment Objectives, Principal Investment Strategies, and Principal Risks	19
How do the fundamental investment policies of the Portfolios compare?	22

Where can I find more financial and performance information about the Portfolios?	22
PRINCIPAL SHAREHOLDERS	23
ADDITIONAL INFORMATION	24
FINANCIAL HIGHLIGHTS	25
EXHIBIT TO INFORMATION STATEMENT/PROSPECTUS	28

ii

SUMMARY
This is only a summary of certain information contained in this Information Statement/Prospectus. Shareholders should carefully read the more complete information in the rest of this Information Statement/Prospectus, including the Plan relating to the Reorganization, a form of which is attached to this Information Statement/Prospectus in Exhibit A, and the Acquiring Portfolio’s Prospectus, which accompanies this Information Statement/Prospectus.
How will the Reorganization work?
Under the Plan, substantially all of the Target Portfolio’s assets will be transferred to the Acquiring Portfolio, in exchange for shares of the Acquiring Portfolio of equivalent aggregate net asset value (“NAV”).  Your shares of the Target Portfolio will be exchanged for shares of equivalent aggregate NAV of the Acquiring Portfolio.  Because each Portfolio has a different NAV per share, the number of Acquiring Portfolio shares that you receive likely will be different than the number of Target Portfolio shares that you own, even though the total value of your investment will be the same immediately before and after the exchange.  After shares of the Acquiring Portfolio are distributed to the Target Portfolio’s shareholders, the Target Portfolio will be completely liquidated and dissolved.  (The transaction is referred to in this Information Statement/Prospectus as the “Reorganization.”)  As a result of the Reorganization, you will cease to be a shareholder of the Target Portfolio and will become a shareholder of the Acquiring Portfolio.  This exchange will occur on the closing date of the Reorganization, which is the specific date on which the Reorganization takes place.  The closing date of each Reorganization is expected to occur on or about October 15, 2021.
Why did the Board approve the Reorganization?
The Target Portfolio and Acquiring Portfolio are each feeder funds that invest substantially all of their assets in The Tax-Managed U.S. Marketwide Value Series (the “Master Fund”), a series of The DFA Investment Trust Company (the “Trust”). Because of the similarities in the Portfolios, Dimensional proposed the reorganization for approval by the DFAIDG Board and the DIG Board because the Reorganization would create opportunities for increased operational efficiency that may translate into fund cost savings. Dimensional also recognized that the Reorganization would eliminate the administrative and regulatory costs of operating each of the Portfolios as separate mutual funds.
The DFAIDG Board, including all of the Board’s Independent Directors, after careful consideration, have determined that the Reorganization is in the best interests of the Target Portfolio and will not dilute the interests of the existing shareholders of the Target Portfolio. The Board made this determination based on various factors, including economies of scale and operational efficiencies, in addition to those that are discussed in this Information Statement/Prospectus, under the discussion of the Reorganization in the section entitled “Reasons for the Reorganization.”
Similarly, the DIG Board, including all of the Independent Directors, has approved the Reorganization with respect to the Acquiring Portfolio.  The Board has determined that the Reorganization is in the best interests of the Acquiring Portfolio and that the interests of the Acquiring Portfolio’s shareholders will not be diluted as a result of the Reorganization.
How will the Reorganization affect me?
If your Reorganization is consummated, you will cease to be a shareholder of the Target Portfolio and will become a shareholder of the Acquiring Portfolio.  Upon completion of the Reorganization, it is anticipated that the Reorganization will benefit you because the Acquiring Portfolio has a lower total expense ratio than the Target Portfolio. Further, the Target Portfolio’s shareholders will become shareholders of a larger fund that may be able to achieve greater operating efficiencies from economies of scale. For a more detailed comparison of the Portfolios’ fees and expenses, see the section below “What are the fees and expenses of the Portfolios and what might they be after the Reorganization?”
Who will bear the costs associated with the Reorganization?
It is anticipated that the total costs of the Reorganization, including the expenses of preparing, printing, and mailing this Information Statement/Prospectus, will be approximately $108,000.  The expenses of the Reorganization will be paid by the Target Portfolio.
What are the federal income tax consequences of the Reorganization?
As a condition to the closing of the Reorganization, the Target Portfolio and the Acquiring Portfolio must receive an opinion of Stradley Ronon Stevens & Young LLP (“Stradley Ronon”) to the effect that the Reorganization will constitute a “reorganization” within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”).  Accordingly, it is expected that neither you nor, in general, the Target Portfolio will recognize gain or loss as a direct result of the Reorganization of the Target Portfolio, and the holding period and aggregate tax basis for the Acquiring Portfolio shares that you receive will be the same as the holding period and aggregate tax basis of the Target Portfolio shares that you surrender in the Reorganization.  At any time prior to the consummation of the Reorganization, you may redeem your Target Portfolio shares, generally resulting in the recognition of gain or loss for U.S. federal income tax purposes.
You should, however, consult your tax advisor regarding the effect, if any, of the Reorganization, in light of your individual circumstances.  You should also consult your tax advisor about state and local tax consequences.  For more information about the tax consequences of the Reorganization, please see the section “Information About the Reorganization—What are the tax consequences of the Reorganization?”
How do the Portfolios’ investment objectives, investment strategies, and investment policies compare?
The Target Portfolio and Acquiring Portfolio each have an investment objective to achieve long-term capital appreciation. The Target Portfolio also notes that it seeks such objective while minimizing federal income taxes on returns.  The Target Portfolio and Acquiring Portfolio, as feeder funds that invest in the same Master Fund, employ identical investment strategies.

The Target Portfolio and Acquiring Portfolio each seek to achieve its investment objective primarily by investing substantially all of its assets in the shares of the Master Fund, which, using a market capitalization weighted approach, purchases a broad and diverse group of readily marketable securities of large U.S. companies that Dimensional determines to be value stocks. The investment policies of the Portfolios are identical. For further information about the Portfolios’ investment objectives and investment strategies, see “Comparison of the Portfolios’ Investment Objectives, Principal Investment Strategies, and Principal Risks,” below.

The Portfolios have adopted fundamental investment restrictions that are materially the same, which may not be changed without prior shareholder approval.  The Acquiring Portfolio’s fundamental investment restrictions are listed in the Acquiring Portfolio’s statement of additional information, dated February 28, 2021 (as supplemented through the date hereof), which is incorporated by reference into the statement of additional information relating to this Information Statement/Prospectus, and is available upon request. The Target Portfolio’s fundamental investment restrictions are listed in its statement of additional information, dated February 28, 2021 (as supplemented through the date hereof), which is incorporated by reference into the statement of additional information relating to this Information Statement/Prospectus, and is available upon request.
What are the principal risks of an investment in the Portfolios?
An investment in each Portfolio involves risks common to most mutual funds.  There is no guarantee against losses resulting from investments in the Portfolios, nor that the Portfolios will achieve their investment objectives.  The risks associated with an investment in the Target Portfolio and the Acquiring Portfolio are identical.  You may lose money if you invest in the Portfolios.
For further information about the risks of investments in the Portfolios, see “Comparison of the Portfolios’ Investment Objectives, Principal Investment Strategies, and Principal Risks,” below.

Will the fees and expenses of the Acquiring Portfolio be lower than the fees and expenses of the Target Portfolio?
 Yes. The management fee of the Acquiring Portfolio is lower than the management fee of the Target Portfolio and, therefore, the Acquiring Portfolio is expected to experience lower overall expenses as compared to the Target Portfolio.

What are the distribution arrangements for the Portfolios?
The Portfolios are distributed by DFA Securities LLC (“DFAS”), which serves as the principal underwriter for the shares of the Portfolios.  DFAS is a wholly-owned subsidiary of Dimensional.  The principal business address of DFAS is 6300 Bee Cave Road, Building One, Austin, Texas 78746.  Pursuant to the Amended and Restated Distribution Agreement (the “Distribution Agreement”) between DFAS and DFAIDG or DIG, as applicable, on behalf of their respective Portfolio, DFAS uses its best efforts to arrange for the sale of the Portfolios’ shares, which are continuously offered.  No sales charges are paid by investors or the Portfolios.  No compensation is paid by the Portfolios to DFAS under the Distribution Agreement.
Each Portfolio currently offers one class of shares, which does not charge a front-end sales load at the time of purchase or a contingent-deferred sales load at the time of redemption.
What are the Portfolios’ arrangements for purchases, exchanges, and redemptions?
The Target Portfolio and the Acquiring Portfolio have identical procedures for purchasing, exchanging and redeeming shares.  You may refer to the Acquiring Portfolio’s Prospectus, which accompanies this Information Statement/Prospectus, under the sections titled “Purchase of Shares,” “Exchange of Shares” and “Redemption of Shares” for the procedures applicable to purchases, exchanges, and redemptions of the shares of each Portfolio, which are also summarized below.  In addition, the Target Portfolio and the Acquiring Portfolio have identical policies regarding excessive or short-term trading.
Shares of each Portfolio generally are available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions, and a limited number of certain other investors, each as approved from time to time by Dimensional.  There is currently no minimum initial or subsequent investment requirement for any of the Portfolios.  All investments are subject to the approval of Dimensional.  Shares may be purchased by shareholders of each Portfolio by contacting the shareholder’s financial adviser or other financial intermediary.  Shareholders of the Target Portfolio will be eligible to purchase shares of the Acquiring Portfolio following the Reorganization.
The purchase price of a share of each Portfolio is its NAV per share.  The NAV per share of each Portfolio is calculated after the close of the New York Stock

Exchange (the “NYSE”) (normally, 4:00 p.m. Eastern Time) on each day the NYSE is open.  Provided that a Portfolio’s transfer agent or a transfer agent sub-designee has received the investor’s Account Registration Form in good order, shares of the Portfolio will be priced at the public offering price, which is the NAV of the shares next determined after receipt of the investor’s order.  Each Portfolio reserves the right to reject any initial or subsequent investment request.
Each of the Target Portfolio and the Acquiring Portfolio permits its shareholders to exchange shares of the Portfolio, respectively, for shares of certain other portfolios of DFAIDG and DIG.  An exchange involves the simultaneous redemption of shares of one portfolio and the purchase of shares of another portfolio at each portfolio’s respective closing NAV next determined after the request for exchange has been received, and is a taxable transaction.
Each Portfolio redeems its shares at the NAV of such shares next determined after receipt of a written request for redemption in good order by the Portfolio’s transfer agent (or by a financial intermediary or sub-designee, if applicable).
Each Portfolio is intended for long-term investors and is not intended for investors that engage in excessive short-term trading activity that may be harmful to the Portfolios, including but not limited to market timing.  Each Board has adopted a policy (the “Trading Policy”) that is designed to discourage and prevent market timing or excessive short-term trading in the Portfolios.  Under purchase blocking procedures implemented by Dimensional, DFAS, and their agents, subject to certain exemptions, an investor who has engaged in any two purchases and two redemptions (including redemptions that are part of an exchange transaction) in a Portfolio in any rolling 30 calendar day monitoring period (i.e., two “round trips”) will be blocked from making any additional purchases in the Portfolio for 90 calendar days (a “purchase block”).  You may refer to the Acquiring Portfolio’s Prospectus, which accompanies this Information Statement/Prospectus, under the section titled “Policy Regarding Excessive or Short-Term Trading,” for further information relating to the Trading Policy and the procedures applicable to purchase blocks.

COMPARISON OF SOME IMPORTANT FEATURES OF THE PORTFOLIOS
How do the performance records of the Portfolios compare?
The bar charts and tables below illustrate the variability of the Portfolios’ returns and are meant to provide some indication of the risks of investing in the Portfolios.  The bar charts show the changes in performance from year to year.  The tables illustrate how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance.  Past performance (before and after taxes) is not an indication of future results.  The index in each table does not reflect a deduction for fees, expenses, or any applicable taxes.

The after-tax returns presented for the Portfolios are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the tables.  In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolios through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
The accounting survivor of the Reorganization will be the Acquiring Portfolio. As a result, the combined Portfolio will continue the performance history of the Acquiring Portfolio after the closing of the Reorganization.
Target Portfolio—Tax-Managed U.S. Marketwide Value Portfolio
  Year to date returns as of June 30, 2021: 18.69%

Annualized Returns (%)
Periods ending December 31, 2020
	1 Year	5 Years	10 Years
Tax-Managed U.S. Marketwide Value Portfolio
Return Before Taxes	1.66%	9.70%	10.94%
Return After Taxes on Distributions	1.15%	8.69%	10.25%
Return After Taxes on Distributions and Sale of Portfolio Shares	1.22%	7.53%	8.95%
Russell 3000(R) Value Index (reflects no deduction for fees, expenses, or taxes)	2.87%	9.74%	10.36%

Acquiring Portfolio—Tax-Managed U.S. Marketwide Portfolio II

Year to date returns as of June 30, 2021: 18.78%

Annualized Returns (%) Periods ending December 31, 2020
	1 Year	5 Years	10 Years
Tax-Managed U.S. Marketwide Value Portfolio II
Return Before Taxes	1.80%	9.86%	11.10%
Return After Taxes on Distributions	1.27%	8.72%	10.28%
Return After Taxes on Distributions and Sale of Portfolio Shares	1.32%	7.64%	9.06%
Russell 3000(R) Value Index (reflects no deduction for fees, expenses, or taxes)	2.87%	9.74%	10.36%

What are the fees and expenses of the Portfolios and what might they be after the Reorganization?
Shareholders of the Portfolios pay various fees and expenses, either directly or indirectly.  The tables below show the fees and expenses that you would pay if you were to buy, hold or sell shares of each Portfolio.  You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. The fees and expenses in the tables appearing below are based on the expenses of the Portfolios for the fiscal year ended October 31, 2020.  The tables also show the pro forma expenses of the combined Acquiring Portfolio after giving effect to the Reorganization, based on pro forma net assets as of October 31, 2020.  Pro forma numbers are estimated in good faith and are hypothetical.  Actual expenses may vary significantly.  You will not pay any sales load, contingent deferred sales charge, commission, redemption fee, or other transaction fee in connection with the Reorganization.
	Target Portfolio	Acquiring Portfolio	Pro Forma—Acquiring Portfolio after Reorganization
Shareholder Fees (fees paid directly from your investment):	None	None	None

Annual Portfolio Operating Expenses for Target Portfolio and Acquiring Portfolio
(expenses deducted from Portfolio assets)*

	Target Portfolio	Acquiring Portfolio	Pro Forma—Acquiring Portfolio after Reorganization
Management Fee	0.53%**	0.40%	0.40%
Other Expenses	0.04%	0.04%	0.04%
Total Annual Operating Expenses	0.57%	0.44%	0.44%
Fee Waiver and/or Expense Reimbursement	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.37%	0.24%	0.24%

*
The “Management Fee” includes an investment management fee payable by the Target Portfolio or Acquiring Portfolio, as applicable, and an investment management fee payable by the Master Fund. For any period when the Target Portfolio or Acquiring Portfolio is invested in other funds managed by Dimensional (collectively, “Underlying Funds”), Dimensional has contractually agreed to permanently waive the Target Portfolio’s or Acquiring Portfolio’s direct investment management fee to the extent necessary to offset the proportionate share of any Underlying Fund’s investment management fee paid by the Target Portfolio or Acquiring Portfolio through its investment in such Underlying Fund. The amounts set forth under “Other Expenses” and “Total Annual Fund Operating Expenses” reflect the direct expenses of the Portfolio and the indirect expenses of the Target Portfolio’s or Acquiring Portfolio’s portion of the expenses of the Master Fund.

**
The “Management Fee” and “Total Annual Fund Operating Expenses” of the Target Portfolio have been adjusted to reflect the decrease in the management fee payable by the Target Portfolio from 0.35% to 0.33% effective as of February 28, 2020.

Expense Example
This Example is meant to help you compare the cost of investing in the Acquiring Portfolio with the cost of investing in the Target Portfolio.
The Example assumes that you invest $10,000 in the Portfolios for the time periods indicated.  The Example also assumes that your investment has a 5% return each year and that a Portfolio’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs whether you redeem or hold your shares would be:

	1 Year	3 Years	5 Years	10 Years
Target Portfolio	$38	$119	$208	$468
Acquiring Portfolio	$25	$77	$135	$306
Pro Forma—Acquiring Portfolio after Reorganization	$25	$77	$135	$306

This Example reflects the aggregate annual operating expenses of a Portfolio and its Master Fund.
What are the Portfolios’ dividend payment policies and pricing arrangements?
The dividend payment policies of the Portfolios are identical.  Dividends from net investment income of each Portfolio are generally distributed quarterly (on a calendar basis) and any net realized capital gains (after any reductions for capital loss carryforwards) are distributed annually, typically in December.  The Portfolios intend to make distributions that may be taxed as ordinary income and capital gains (which may be taxable at different rates, depending on the length of time a Portfolio holds the assets).  The Portfolios may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Portfolios.  Shareholders of each Portfolio automatically receive all income dividends and capital gains distributions in additional shares of the Portfolio at NAV, unless, upon written notice to Dimensional and completion of the requisite account information, another option is selected by shareholders.  The Portfolios notify their shareholders annually of the source and tax status of all dividends and distributions for federal income tax purposes.  For additional information, you may refer to the Acquiring Portfolio’s Prospectus, which accompanies this Information Statement/Prospectus, under the section titled “Dividends, Capital Gains Distributions and Taxes.”
The Portfolios have identical procedures for calculating their share prices and valuing their portfolio securities.  The Portfolios determine their NAV per share after the close of the NYSE (normally, 4:00 p.m., Eastern Time).  The Portfolios will not be priced on days that the NYSE is closed for trading.  DFAIDG and DIG have adopted identical policies and procedures for valuing the Portfolios’ portfolio assets.  For more information about the Acquiring Portfolio’s pricing procedures, you may refer to the Acquiring Portfolio’s Prospectus, which accompanies this Information Statement/Prospectus, under the section titled “Valuation of Shares.”
Who manages the Portfolios?
The management of the business and affairs of each Portfolio is the responsibility of the Board.  The Board elects officers, who are responsible for the day-to-day operations of the Portfolios.
Dimensional serves as investment advisor to each Portfolio and the Master Fund.  Pursuant to an Investment Management Agreement with each Fund and the Trust, on behalf of their respective Portfolio or Master Fund, Dimensional is responsible for the management of the Portfolios’ and Master Fund’s assets. With respect to the Investment Management Agreement with each Portfolio, Dimensional manages the portion of the Portfolio’s assets that are retained by the Portfolio for direct investment and, at its discretion, may make a determination to withdraw the Portfolio’s investment from the Master Fund to invest in another Master Fund or manage all of the Portfolio’s assets directly if Dimensional believes it is in the best interests of the Portfolio and its shareholders to do so.  The investment management fee for each Portfolio and the Master Fund is listed below:

Portfolio/Master Fund	Management Fee
Target Portfolio-Tax-Managed U.S. Marketwide Value Portfolio	0.53%
Acquiring Portfolio-Tax-Managed U.S. Marketwide Value Portfolio II	0.40%
The Tax-Managed U.S. Marketwide Value Series	0.20%

The Portfolios and Master Fund are managed using a team approach. The investment team includes the Investment Committee of Dimensional, portfolio managers, and trading personnel. As of the date of this Information Statement/Prospectus, each Portfolio invests substantially all of its assets in the Master Fund. Following the Reorganization, Dimensional has determined that it will be in the best interests of the Acquiring Portfolio and its shareholders to withdraw the Portfolio’s investment from its Master Fund to manage all of the Portfolio’s assets directly.

The Investment Committee is composed primarily of certain officers and directors of Dimensional who are appointed annually.  As of the date of this Information Statement/Prospectus, the Investment Committee has fourteen members.  Investment strategies for the Portfolios and the Master Fund are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues.  The Investment Committee also sets and reviews all investment-related policies and procedures and approves any changes in regards to approved countries, security types, and brokers.

In accordance with the team approach used to manage the Portfolios and the Master Fund, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee.  The portfolio managers and portfolio traders also make daily investment decisions regarding the Portfolios and Master Fund based on the parameters established by the Investment Committee.  The individuals named below coordinate the efforts of all other portfolio managers or trading personnel with respect to the day-to-day management of the Portfolios.

Jed S. Fogdall is Global Head of Portfolio Management, Chairman of the Investment Committee, Vice President, and a Senior Portfolio Manager of Dimensional. Mr. Fogdall has an MBA from the University of California, Los Angeles and a BS from Purdue University. Mr. Fogdall joined Dimensional as a Portfolio Manager in 2004 and has been responsible for the Portfolios since 2012.

Joel P. Schneider is Deputy Head of Portfolio Management, North America, a member of the Investment Committee, Vice President, and a Senior Portfolio Manager of Dimensional. Mr. Schneider holds an MBA from the University of Chicago Booth School of Business, an MS from the University of Minnesota, and a BS from Iowa State University. Mr. Schneider joined Dimensional in 2011, has been a portfolio manager since 2013, and has been responsible for the Portfolios since 2019.

Dimensional provides the Portfolios and Master Fund with a trading department and selects brokers and dealers to effect securities transactions.  Securities transactions are placed with a view to obtaining the best price and execution of such transactions.  A discussion regarding the basis for the Boards of Directors/Trustees approving the Investment Management Agreement with respect to each Portfolio and Master Fund is available in the semi-annual report for the Portfolios and Master Fund for the fiscal period ending April 30, 2021.  Dimensional’s address is 6300 Bee Cave Road, Building One, Austin, TX 78746.  Dimensional has been engaged in the business of providing investment management services since May 1981.  Dimensional is currently organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation.  As of January 31, 2021, assets under management for all Dimensional affiliated advisors totaled approximately $599 billion.

Pursuant to an Amended and Restated Fee Waiver Agreement for the Portfolios, Dimensional has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to Dimensional by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by Dimensional, except for the fees paid indirectly through its investment of securities lending cash collateral in an affiliated money market fund, to the rate listed below as a percentage of the average net assets of a class of a Portfolio on an annualized basis.

Portfolio	Total Management Fee Limit Amount
Tax-Managed U.S. Marketwide Value Portfolio	0.33%
Tax-Managed U.S. Marketwide Value Portfolio II	0.20%

The Amended and Restated Fee Waiver Agreement will remain in effect permanently, unless terminated by a Fund.

INFORMATION ABOUT THE REORGANIZATION
Reasons for the Reorganization

Each Portfolio, as a feeder fund, pursues its objective by investing substantially all of its assets in the Master Fund. Because of the similarities in the Portfolios, Dimensional proposed the Reorganization for approval by the DFAIDG Board and the DIG Board because the Reorganization would create opportunities for increased operational efficiency that may translate into fund cost savings. Dimensional also recognized that the Reorganization would eliminate the administrative and regulatory costs of operating each of the Portfolios as separate mutual funds.

Each of the DFAIDG Board and the DIG Board considered the Reorganization and approved the Plan. In considering the Plan, the DFAIDG Board and the DIG Board requested and received detailed information from the officers of DFAIDG and DIG, and representatives of Dimensional regarding the Reorganization, including: (1) the specific terms of the Plan; (2) the investment objectives, investment strategies, and investment policies of the Target Portfolio and the Acquiring Portfolio; (3) comparative data analyzing the fees and expenses of the Portfolios; (4) the proposed plans for ongoing management, distribution, and operation of the Acquiring Portfolio; (5) the management, financial position, and business of Dimensional and its affiliates; (6) the impact of the Reorganization on the Portfolios and their shareholders; (7) the relative asset sizes of the Portfolios, including the benefits of a Portfolio combining with another Portfolio; and (8) historical performance data for the Portfolios.
In approving the Reorganization, the DFAIDG Board, including all of the Independent Directors, determined that (i) participation in the Reorganization is in the best interest of the Target Portfolio’s shareholders, and (ii) the interests of the Target Portfolio’s shareholders will not be diluted as a result of the Reorganization.
In making these determinations, the DFAIDG Board, including all of the Independent Directors, considered a number of factors, including the potential benefits and costs of the Reorganization to the shareholders of the Target Portfolio. These considerations included the following:

•	The total expense ratio of the Acquiring Portfolio is expected to be less than the total expense ratio of the Target Portfolio;
•	Shareholders of the Target Portfolio likely will benefit from economies of scale as fixed costs are shared, and operating efficiencies may be achieved;
•	The investment strategies of the Target Portfolio and the Acquiring Portfolio are identical;
•	The investment objectives and policies of the Target Portfolio and the Acquiring Portfolio are materially the same;
•	The Reorganization will eliminate the administrative and regulatory costs of operating each Portfolio as a separate mutual fund;
•	The Target Portfolio will pay the costs of the Reorganization;
•	The Reorganization is intended to be tax-free for federal income tax purposes for shareholders of the Target Portfolio; and
•	The alternatives available for shareholders of the Target Portfolio, including the ability to redeem their shares in the Target Portfolio prior to the Reorganization.

Based upon their evaluation of the relevant information presented to them, and in light of its fiduciary duties under federal and state law, the DFAIDG Board and DIG Board, including all of the Independent Directors, concluded that completing the Reorganization is in the best interests of the shareholders of the Target Portfolio and Acquiring Portfolio, respectively, and that no dilution of value would result to the respective shareholders of the Target Portfolio and Acquiring Portfolio from the Reorganization.

INFORMATION ABOUT THE PLAN
This is only a summary of the Plan.  You should read the form of the Plan, which is attached as Exhibit A to this Information Statement/Prospectus and is incorporated by reference, for complete information about the Reorganization.
How will the Reorganization be carried out?
The Reorganization will take place after various conditions are satisfied, including the preparation of certain documents.  DFAIDG and DIG will determine a specific date, called the “closing date,” for the Reorganization to take place.  Under the Plan, the Target Portfolio will transfer substantially all of its assets, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption), to the Acquiring Portfolio on the closing date, which is scheduled to occur on or about October 15, 2021, but which may occur on an earlier or later date as the parties may agree.  The Acquiring Portfolio shall not assume any liability of the Target Portfolio.  In exchange, DIG will issue shares of the Acquiring Portfolio that have an aggregate NAV equal to the dollar value of the assets delivered to the Acquiring Portfolio by the Target Portfolio.  DFAIDG will distribute the Acquiring Portfolio shares it receives to the shareholders of the Target Portfolio.  Each shareholder of the Target Portfolio will receive a number of Acquiring Portfolio shares with an aggregate NAV equal to the aggregate NAV of his or her shares of the Target Portfolio.  The share transfer books of the Target Portfolio will be permanently closed as of 4:00 p.m., Eastern Time, on the closing date.  The Target Portfolio will accept requests for redemptions only if received in proper form before 4:00 p.m., Eastern Time, on the closing date.  Requests received after that time will be considered requests to redeem shares of the Acquiring Portfolio.  As soon as reasonably practicable after the transfer of its assets, the Target Portfolio will pay or make provision for payment of all its remaining liabilities, if any.  The Target Portfolio will then terminate its existence as a separate series of DFAIDG.
The parties may agree to amend the Plan to the extent permitted by law.  If the parties agree, the Plan may be terminated or abandoned at any time before the Reorganization.
Each of DFAIDG and DIG has made representations and warranties in the Plan that are customary in matters such as the Reorganization.  The obligations of DFAIDG and DIG under the Plan with respect to their Portfolios are subject to various conditions, including:
•
The registration statement on Form N-14 under the Securities Act of 1933 with respect to the Acquiring Portfolio, of which this Information Statement/Prospectus is a part, shall have been filed with the SEC and such registration statement shall have become effective and shall not have been withdrawn or terminated, and no stop-order suspending the effectiveness of the registration statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC; and

•
DFAIDG and DIG shall have received a tax opinion described below that the consummation of the Reorganization will not result in the recognition of gain or loss for federal income tax purposes for the Target Portfolio, the Acquiring Portfolio, or their shareholders.

Although shareholder approval of the Reorganization is not required and Dimensional does not anticipate that the Reorganization will be terminated, if the Reorganization is terminated, shareholders would be notified of the change and the Target Portfolio would continue to operate as a series of DFAIDG.

Who will pay the expenses of the Reorganization?
The Target Portfolio will pay all of the costs and expenses resulting from the Reorganization.  The expenses of the Reorganization are estimated to be $108,000.  Because the Portfolios are feeder funds that invest in the Master Fund, it is not anticipated that there will be any brokerage costs as a result of the Reorganization.
What are the tax consequences of the Reorganization?
The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Code. Neither the Target Portfolio nor the Acquiring Portfolio have requested or will request an advance ruling from the IRS as to the federal income tax consequences of the Reorganization. Based on certain assumptions made and representations to be made on behalf of each of the Portfolios, it is expected that Stradley Ronon will opine that, for federal income tax purposes:  (i) shareholders of the Target Portfolio will not recognize any gain or loss as a result of the exchange of their shares of the Target Portfolio for shares of the Acquiring Portfolio; (ii) the Acquiring Portfolio and its shareholders will not recognize any gain or loss upon receipt of the Target Portfolio’s assets; (iii) the holding period and aggregate tax basis for Acquiring Portfolio shares that are received by the Target Portfolio shareholder will be the same as the holding period and aggregate tax basis of the shares of the Target Portfolio previously held by such shareholder; (iv) the Target Portfolio will not recognize any gain or loss upon the transfer of its assets to the Acquiring Portfolio in exchange for Acquiring Portfolio shares or upon the distribution of those Acquiring Portfolio shares to the Target Portfolio shareholders; and, (v) the basis of the assets of the Target Portfolio received by the Acquiring Portfolio will be the same as the basis of those assets in the hands of the Target Portfolio immediately prior to the Reorganization, and the Acquiring Portfolio’s holding period in such assets will include the period during which such assets were held by the Target Portfolio.
Notwithstanding the foregoing, no opinion will be expressed as to the effect of the Reorganization on the Target Portfolio or Acquiring Portfolio with respect to any transferred asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on termination or transfer thereof) under a mark to market system of accounting. Neither Portfolio has requested or will request an advance ruling from the Internal Revenue Service (“IRS”) as to the U.S. federal income tax consequences of the Reorganization.
Prior to the closing of the Reorganization, the Target Portfolio but not the Acquiring Portfolio will distribute to its shareholders all of its investment company taxable income and net realized capital gain (after reduction by any available capital loss carryforwards), if any, and at least 90 percent of its net tax-exempt income, if any, that have not previously been distributed to them. Any distributions of investment company taxable income and net realized capital gain will be taxable to the shareholders.

Opinions of counsel are not binding upon the IRS or the courts.  If the Reorganization is consummated but does not qualify as a tax free reorganization under the Code, and thus is taxable, the Target Portfolio would recognize gain or loss on the transfer of its assets to the Acquiring Portfolio and each shareholder of the Target Portfolio would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Portfolio shares and the fair market value of the shares of the Acquiring Portfolio it received.
The tax attributes, including capital loss carryovers, of the Target Portfolio move to the Acquiring Portfolio in the Reorganization.  The capital loss carryovers of the Target Portfolio and the Acquiring Portfolio are available to offset future gains recognized by the combined Portfolio, subject to limitations under the Code.  Where these limitations apply, all or a portion of a Portfolio’s capital loss carryovers may become unavailable, the effect of which may be to accelerate the recognition of taxable gain to the combined Portfolio and its shareholders post-closing.  First, the capital loss carryovers of a Portfolio that experiences a more than 50% ownership change in the Reorganization (e.g., the smaller Portfolio), increased by any current year loss or decreased by any current year gain, together with any net unrealized depreciation in the value of its portfolio investments (collectively, its “aggregate capital loss carryovers”), are expected to become subject to an annual limitation. Losses in excess of that limitation may be carried forward to succeeding tax years.  The annual limitation will generally equal the NAV of the smaller Portfolio in the Reorganization on the Closing Date multiplied by the “long-term tax-exempt rate” published by the IRS.
In the case of a Portfolio with net unrealized built-in gains at the time of closing of the Reorganization (i.e., unrealized appreciation in value of the Portfolio’s investments), the annual limitation for a taxable year will be increased by the amount of such built-in gains that are recognized in the taxable year.  Second, if a Portfolio has built-in gains at the time of closing that are realized by the combined Portfolio in the five-year period following the Reorganization, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built in losses”) of another Portfolio.  Third, the capital losses of the Target Portfolio that may be used by the Acquiring Portfolio (including to offset any recognized “built-in gains” of the Target Portfolio itself) for the first taxable year ending after the Closing Date will be limited to an amount equal to the capital gain net income of the Acquiring Portfolio for such taxable year (excluding capital loss carryovers) treated as realized post-closing based on the number of days remaining in such year unless an election is made to use an alternative method permitted by the Code.
As of October 31, 2020, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

Portfolio	No Expiration	Total
Target Portfolio (Tax-Managed U.S. Marketwide Value Portfolio)	$65,467	$65,467
Acquiring Portfolio (Tax-Managed U.S. Marketwide Value Portfolio II)	$20,858	$20,858

Shareholders of the Target Portfolio will receive a proportionate share of any taxable income and gains realized by the Acquiring Portfolio and not distributed to its shareholders prior to the Reorganization when such income and gains are eventually distributed by the Acquiring Portfolio. As a result, shareholders of the Target Portfolio may receive a greater amount of taxable distributions than they would have had the Reorganization not occurred. In addition, if the Acquiring Portfolio following the Reorganization has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its NAV than the Target Portfolio, shareholders of the Target Portfolio, post-closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Reorganization had not occurred.
CAPITAL STRUCTURE AND SHAREHOLDER RIGHTS
Capital Structure
Each Portfolio is a series of an open-end, registered management investment company, commonly referred to as a “mutual fund.” DFAIDG was organized as a Maryland corporation on June 15, 1981. DIG was organized as a Maryland corporation on March 19, 1990. (DFAIDG and DIG are each referred to as a “Company,” and together as the “Companies.”)

The operations of each Company are governed by its respective Charter, Bylaws, and Maryland state law.  Each Company also must adhere to the 1940 Act, the rules and regulations promulgated by the Commission thereunder, and any applicable state securities laws.
Shares of the Acquiring Portfolio and the Target Portfolio have identical legal characteristics with respect to such matters as voting rights, assessability, conversion rights, and transferability.  When issued for such consideration as the DFAIDG Board or DIG Board, as applicable, deems advisable, shares of each Portfolio are fully paid and non-assessable, and shall have no preemptive or subscription rights other than such, if any, as the Board may determine and at such price or prices and upon such other terms as the Board may fix.  Shareholders of the Target Portfolio and the Acquiring Portfolio have no appraisal rights.  Each share issued by a Portfolio is entitled to one full vote, and each fractional share is entitled to a proportionate fractional vote.
Upon the closing of the Reorganization, former shareholders of the Target Portfolio whose shares are represented by outstanding share certificates will not receive certificates for shares in the Acquiring Portfolio and all outstanding Target Portfolio share certificates shall be cancelled.

Rights of Target Portfolio and Acquiring Portfolio Shareholders
Shareholders of the Target Portfolio and the Acquiring Portfolio have substantially identical rights.  There are no material differences between the rights of shareholders under the respective Charter and Bylaws of each Company.  Accordingly, shareholders of each Portfolio have equal rights with respect to dividends and distributions, voting, and protection from liability.  For example, shareholders of each Portfolio generally have the power to vote only:  (i) for the election or removal of Directors; (ii) with respect to any contract as to which shareholder approval is required by the 1940 Act; (iii) with respect to certain amendments of the Charter; (iv) with respect to such additional matters relating to DFAIDG or DIG, as applicable, as may be required by the 1940 Act, the Charters, the Bylaws, or any registration of DFAIDG or DIG, as applicable, with the Commission or any state, or as the Directors may consider necessary or desirable.
Neither Portfolio is required to hold an annual shareholder meeting under its Company’s Charter or Bylaws.  If a shareholder meeting is held, the Portfolios have identical notice, quorum and adjournment requirements and voting standards.  Both Companies generally require a majority vote of the shares present to decide any questions related to a particular matter, except a plurality shall elect a Director.
Neither the Charter nor the By-Laws of the Companies contain specific provisions regarding the personal liability of shareholders.  However, under the Maryland corporate law, shareholders of a Maryland corporation generally will not be held personally liable for the acts or obligations of the corporation, except that a shareholder may be liable to the extent that (i) consideration for the shares has not been paid, (ii) the shareholder knowingly accepts a distribution in violation of the charter or Maryland law, or (iii) the shareholder receives assets of the corporation upon its liquidation and the corporation is unable to meet its debts and obligations, in which case the shareholder may be liable for such debts and obligations to the extent of the assets received in the distribution.
What is the capitalization of the Portfolios?
The following table sets forth the unaudited capitalization of the Target Portfolio and Acquiring Portfolio as of June 15, 2021, and the unaudited pro forma combined capitalization of the Acquiring Portfolio as adjusted to give effect to the proposed Reorganization.  The following are examples of the number of shares of the Acquiring Portfolio that would have been exchanged for the shares of the Target Portfolio if the Reorganization had been consummated on June 15, 2021, and do not reflect the number of shares or value of shares that would actually be received if the Reorganization, as described, occurs.  Each shareholder of the Target Portfolio will receive the number of full and fractional shares of the Acquiring Portfolio equal in value to the value (as of the last valuation date) of the shares of the Target Portfolio.

	Target Portfolio	Acquiring Portfolio	Pro Forma Adjustments+	Pro Forma—Acquiring Portfolio after Reorganization (estimated)
Net assets (thousands)	$5,820,888	$2,193,175	($108)	$8,013,955
Total shares outstanding	153,209,777	62,347,562	12,250,377	227,807,717
Net asset value per share	$37.99	$35.18	$0	$35.18
+  Adjustments reflect the remaining costs of the Reorganization to be incurred by the Target Portfolio.

This information is for informational purposes only.  There is no assurance that the Reorganization will be consummated.  Moreover, if consummated, the capitalization of the Target Portfolio and the Acquiring Portfolio is likely to be different at the closing date as a result of daily share purchase and redemption activity in the Target Portfolio.  Accordingly, the foregoing should not be relied upon to reflect the number of shares of the Acquiring Portfolio that actually will be received on or after such date.
ADDITIONAL INFORMATION ABOUT THE ACQUIRING PORTFOLIO
AND THE TARGET PORTFOLIO
Comparison of the Portfolios’ Investment Objectives, Principal Investment Strategies, and Principal Risks
The following summarizes the investment objectives, strategies and risks of the Target Portfolio and the Acquiring Portfolio.  Further information about the Target Portfolio’s and Acquiring Portfolio’s investment objectives, strategies and risks are contained in prospectuses and SAIs of the Target Portfolio and Acquiring Portfolio, which are on file with the SEC.  The prospectuses of the Target Portfolio and Acquiring Portfolio are also incorporated herein by reference.
Investment Objectives and Strategies.  The Target Portfolio and Acquiring Portfolio each have an investment objective to achieve long-term capital appreciation. The Target Portfolio also notes that it seeks such objective while minimizing federal income taxes on returns.
The Target Portfolio and the Acquiring Portfolio employ identical principal investment strategies in order to achieve their respective objectives. The Portfolios are feeder portfolios and pursue their objectives by investing substantially all of their assets in the same Master Fund, The Tax-Managed U.S. Marketwide Value Series, a series of the Trust, which has identical investment strategies and policies as the Portfolios.

Dimensional’s tax management strategies for the Master Fund are designed to maximize the after tax value of a shareholder’s investment. Generally, Dimensional buys and sells securities for the Master Fund with the goals of: (i) delaying and minimizing the realization of net capital gains (e.g., selling stocks with capital losses to offset gains, realized or anticipated); and (ii) maximizing the extent to which any realized net capital gains are long-term in nature (i.e., taxable at lower capital gains tax rates).
The Master Fund purchases a broad and diverse group of securities of U.S. companies that Dimensional determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the U.S. company, the greater its representation in the Master Fund. Dimensional may adjust the representation in the Master Fund of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, relative price, profitability, investment characteristics, and other factors that Dimensional determines to be appropriate. Dimensional may overweight certain stocks, including smaller companies, lower relative price stocks, and/or higher profitability stocks within the value segment of the U.S. market. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, Dimensional may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, Dimensional considers different ratios, such as that of earnings or profits from operations relative to book value or assets. In assessing a company’s investment characteristics, Dimensional considers ratios such as recent changes in assets divided by total assets. The criteria Dimensional uses for assessing relative price, profitability, or investment characteristics are subject to change from time to time.
As a non-fundamental policy, under normal circumstances, the Master Fund will invest at least 80% of its net assets in securities of U.S. companies. Dimensional considers companies of all market capitalizations for purchase by the Master Fund.
The Master Fund, Target Portfolio and Acquiring Portfolio each may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Master Fund or the Portfolios.
The Master Fund may lend its portfolio securities to generate additional income.
Principal Risks.  The principal risks of investments in the Portfolios are identical. Because the value of your investment in a Portfolio will fluctuate, there is the risk that you will lose money. An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolios.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Master Fund that owns them, and, in turn, the Portfolio itself, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Value Investment Risk: Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Master Fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.

Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Master Fund to at times underperform equity funds that use other investment strategies.

Small and Mid-Cap Company Risk: Securities of small and mid-cap companies are often less liquid than those of large companies and this could make it difficult to sell a small or mid-cap company security at a desired time or price. As a result, small and mid-cap company stocks may fluctuate relatively more in price. In general, small and mid-capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Tax-Management Strategy Risk: The tax-management strategies may alter investment decisions and affect portfolio holdings, when compared to those of non-tax managed mutual funds. The Advisor anticipates that performance of the Portfolio may deviate from that of non-tax managed mutual funds.

Derivatives Risk: Derivatives are instruments, such as futures contracts, and options thereon, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the Master Fund and Portfolio use derivatives, each will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, as well as the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Master Fund may lose money and there may be a delay in recovering the loaned securities. The Master Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Advisor’s control, including instances at third parties. The Portfolio and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk: The Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Following the Reorganization, the Acquiring Portfolio intends to simplify its operations by discontinuing the master-feeder structure and no longer investing substantially all of its assets in the Master Fund.  Instead, the Acquiring Portfolio will withdraw its investment in the Master Fund to acquire the portfolio securities held by the Master Fund, and then begin to purchase portfolio securities directly.  The change will not impact the investment strategies, policies or risks of the Acquiring Portfolio, other than to discontinue the Portfolio’s investment strategy to invest substantially all of its assets in the Master Fund.

How do the fundamental investment policies of the Portfolios compare?
The fundamental investment policies of the Target Portfolio and Acquiring Portfolio are materially the same.
Where can I find more financial and performance information about the Portfolios?
More information about the Target Portfolio and the Acquiring Portfolio is included in:  (i) the Target Portfolio’s prospectus, dated February 28, 2021 (as it may be supplemented through the date hereof), which is incorporated by reference and is available upon request without charge [Accession No. 0001193125-21-059624; File Nos. 811-03258 and 002-73948]; (ii) the statement of additional information of the Target Portfolio, dated February 28, 2021 (as supplemented through the date hereof), relating to the Target Portfolio’s prospectus [Accession No. 0001193125-21-059624; File Nos. 811-03258 and 002-73948]; (iii) the Acquiring Portfolio’s prospectus, dated February 28, 2021 (as supplemented through the date hereof), which accompanies this Information Statement/Prospectus and is incorporated by reference and considered a part of this Information Statement/Prospectus [Accession No. 0001193125-21-059670; File Nos. 811-06067 and 033-33980]; (iv) the statement of additional information of the Acquiring Portfolio, dated February 28, 2021 (as supplemented through the date hereof), relating to the Acquiring Portfolio’s Prospectus [Accession No. 0001193125-21-059670; File Nos. 811-06067 and 033-33980]; (v) the Annual Report to Shareholders of the Target Portfolio, for the fiscal year ended October 31, 2020 [Accession No. 0001193125-21-003228; File No. 811-03258]; (vi) the Semi-Annual Report to Shareholders of the Target Portfolio, for the fiscal period ended April 30, 2021 [Accession No. 0001193125-21-211534; File No. 811-03258]; (vii) the Annual Report to Shareholders of the Acquiring Portfolio, for the fiscal year ended October 31, 2020 [Accession No. 0001193125-21-003219; File No. 811-06067]; (viii) the Semi-Annual Report to Shareholders of the Acquiring Portfolio, for the fiscal period ended April 30, 2021 [Accession No. 0001193125-21-211587; File No. File No. 811-06067]; and (ix) the statement of additional information, dated August [19], 2021, relating to this Information Statement/Prospectus, which is incorporated by reference herein.
You may request free copies of the Target Portfolio’s prospectus and statement of additional information (including any supplement thereto), by calling collect at 512-306-7400, by accessing the documents at https://us.dimensional.com/fund-documents, or by writing to DFA Investment Dimensions Group Inc., 6300 Bee Cave Road, Building One, Austin, Texas 78746.  You may request free copies of the Acquiring Portfolio’s statement of additional information and the statement of additional information relating to this Information Statement/Prospectus, by calling collect at 512-306-7400, by accessing the documents at https://us.dimensional.com/fund-documents, or by writing to Dimensional Investment Group Inc., 6300 Bee Cave Road, Building One, Austin, Texas 78746.
This Information Statement/Prospectus, which constitutes part of a Registration Statement filed by DIG with the Commission under the Securities Act of 1933, as amended, omits certain information contained in such Registration Statement.  Reference is hereby made to the Registration Statement and to the exhibits and amendments thereto for further information with respect to the Acquiring Portfolio and the shares offered.  Statements contained herein concerning the provisions of documents are necessarily summaries of such documents.
Each Portfolio also files proxy materials, information statements, reports, and other information with the Commission in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act.  These materials can be obtained electronically from the EDGAR database on the Commission’s Internet site (http://www.sec.gov) or, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
PRINCIPAL SHAREHOLDERS
As of June 30, 2021, the officers and Directors of DFAIDG, as a group, owned or controlled less than 1% of the Target Portfolio.  As of June 30, 2021, the following shareholders owned of record, or to the knowledge of the Target Portfolio, beneficially, 5% or more of the outstanding shares of the Target Portfolio:

Target Portfolio

Name and Address of Record or Beneficial Owner	Percentage of Target Portfolio
Charles Schwab & Company, Inc.* 101 Montgomery Street San Francisco, CA 94104	53.75%
TD Ameritrade, Inc.* P.O. Box 2226 Omaha, NE 68103	18.16%
National Financial Services LLC* 200 Liberty Street One World Financial Center New York, NY 10281	17.00%
________
*Owners of record only (omnibus).

As of June 30, 2021, the officers and Directors of DIG, as a group, owned or controlled less than 1% of the Acquiring Portfolio. As of June 30, 2021, the following shareholders owned of record, or to the knowledge of the Acquiring Portfolio, beneficially, 5% or more of the outstanding shares of the Acquiring Portfolio:

Acquiring Portfolio

Name and Address of Record or Beneficial Owner	Percentage of Acquiring Portfolio
Charles Schwab & Company, Inc.*,1	62.15%
TD Ameritrade, Inc. *,1	20.66%
National Financial Services LLC*,1	14.38%
________ *Owners of record only (omnibus). [1] See address for shareholder previously noted above in list.
ADDITIONAL INFORMATION
The Administrator and Transfer Agent.  State Street Bank and Trust Company, 1 Lincoln Street, Boston, MA 02111, serves as the accounting and administration services, dividend disbursing, and transfer agent for the Portfolios.
Custodian.  State Street Bank and Trust Company, 1 Lincoln Street, Boston, MA 02111, is custodian of each Portfolio’s investments.
Independent Registered Public Accounting Firm.  PricewaterhouseCoopers LLP, located at Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA

19103-7042, serves as the independent registered public accounting firm to the Portfolios.
Shareholders Sharing the Same Address.  If two or more shareholders share the same address, only one copy of the Information Statement/Prospectus is being delivered to that address, unless the Portfolio(s) have received contrary instructions from one or more of the shareholders at that shared address.  Upon written or oral request, the Acquiring Portfolio will deliver promptly a separate copy of the Information Statement/Prospectus to a shareholder at a shared address.  Please call the transfer agent at (888) 576-1167 or forward a written request to 1 Lincoln Street, Boston, MA 02111, if you would like to (1) receive a separate copy of the Information Statement/Prospectus; (2) receive your annual reports or Information Statements separately in the future; or (3) request delivery of a single copy of annual reports or Information Statements if you currently are receiving multiple copies at a shared address.

FINANCIAL HIGHLIGHTS
The following tables show the financial performance of each Portfolio for the past five fiscal years, and for the most recent semi-annual period ended April 30, 2021.  The total returns in the tables represent the rate that you would have earned or lost on an investment in a Portfolio (assuming reinvestment of all dividends and distributions).  The financial information in the following tables and the notes thereto, excluding the financial information and notes with respect to the fiscal period ended April 30, 2021, has been audited by PricewaterhouseCoopers LLP, the independent registered certified public accountant for the Portfolios, whose reports thereon are included in DFAIDG’s and DIG’s annual reports to shareholders for the fiscal year ended October 31, 2020. The financial information in the following tables and the notes thereto for the fiscal period ended April 30, 2021 is unaudited.  Copies of each Portfolio’s annual report and semi-annual report may be obtained without charge by calling collect at 512-306-7400.

 Target Portfolio
(A) Computed using average shares outstanding.
(B) Non-Annualized
(C) Annualized
(D) Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund.

Acquiring Portfolio
(A) Computed using average shares outstanding.
(B) Non-Annualized
(C) Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund.
(D) Annualized

EXHIBIT TO INFORMATION STATEMENT/PROSPECTUS
Exhibit
A	Form of Agreement and Plan of Reorganization

EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Plan”), is made as of this __ day of ______, 2021, by and between Dimensional Investment Group Inc., a corporation organized under the laws of the State of Maryland (“Acquiring Corporation”), with its principal place of business at 6300 Bee Cave Road, Building One, Austin, Texas 78746, on behalf of one of its portfolios, the Tax-Managed U.S. Marketwide Value Portfolio II (“Acquiring Portfolio”), and DFA Investment Dimensions Group Inc., a corporation organized under the laws of the State of Maryland ( “Target Corporation”), with its principal place of business at 6300 Bee Cave Road, Building One, Austin, Texas 78746, on behalf of one of its portfolios, the Tax-Managed U.S. Marketwide Value Portfolio (“Target Portfolio”).
PLAN OF REORGANIZATION
The reorganization (hereinafter referred to as the “Plan of Reorganization”) will consist of the following:  (i) the acquisition by Acquiring Corporation, on behalf of Acquiring Portfolio, of substantially all of the property, assets, and goodwill of Target Portfolio in exchange solely for full and fractional shares of capital stock, with a par value of one cent ($0.01) per share, of Acquiring Portfolio (“Acquiring Portfolio Shares”); (ii) the distribution of Acquiring Portfolio Shares to the holders of shares of capital stock of Target Portfolio (“Target Portfolio Shares”) according to their respective interests in Target Portfolio, in complete liquidation of Target Portfolio; and (iii) the dissolution of Target Portfolio as soon as is practicable after the closing (as defined in Section 3, hereinafter called the “Closing”), all upon and subject to the terms and conditions of the Plan hereinafter set forth.
AGREEMENT
In order to consummate the Plan of Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:
1.	Sale and Transfer of Assets, Liquidation, and Dissolution of Target Portfolio.
Subject to the terms and conditions of the Plan, and in reliance on the representations and warranties of Acquiring Corporation, on behalf of Acquiring Portfolio, herein contained, and in consideration of the delivery by Acquiring Corporation of the number of Acquiring Portfolio Shares hereinafter provided, Target Corporation, on behalf of Target Portfolio, agrees that, at the time of Closing, it will convey, transfer, and deliver to Acquiring Corporation, for the benefit of Acquiring Portfolio, all of Target Portfolio’s then existing assets, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary to:  (i) pay the costs and expenses of carrying out the Plan (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), in accordance with Section 9 of the Plan, which costs and expenses shall be established on Target Portfolio’s books as liability reserves; (ii) discharge its unpaid liabilities on its books at the closing date (as defined in Section 3, hereinafter called the “Closing Date”), including, but not limited to, its income dividends and capital gains distributions, if any, payable for the period prior to, and through, the Closing Date; and (iii) pay such contingent liabilities as the Board of Directors of Target Corporation shall reasonably deem to exist against Target Portfolio, if any, at the Closing Date, for which contingent and other appropriate liability reserves shall be established on Target Portfolio’s books (hereinafter “Net Assets”).  Neither Acquiring Corporation nor Acquiring Portfolio shall assume any liability of Target Portfolio or Target Corporation, and Target Portfolio shall use its reasonable best efforts to discharge all of its known liabilities, so far as may be possible, from the cash, bank deposits, and cash equivalent securities described above.
Subject to the terms and conditions of the Plan, and in reliance on the representations and warranties of Target Corporation, on behalf of Target Portfolio, herein contained, and in consideration of such sale, conveyance, transfer, and delivery, Acquiring Corporation agrees at the Closing to deliver to Target Corporation the number of Acquiring Portfolio Shares, determined by dividing the net asset value per share of Target Portfolio by the net asset value per share of Acquiring Portfolio, and separately multiplying the result thereof by the number of outstanding shares of Target Portfolio as of 3:00 p.m., Central Time, on the Closing Date.  Acquiring Portfolio Shares delivered to Target Corporation at the Closing shall have an aggregate net asset value equal to the value of Target Portfolio’s Net Assets, all determined as provided in Section 2 of the Plan and as of the date and time specified herein.
Immediately following the Closing, Target Corporation shall dissolve Target Portfolio and distribute pro rata to Target Portfolio’s shareholders of record, as of the close of business on the Closing Date, Acquiring Portfolio Shares received by Target Portfolio pursuant to this Section 1.  Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of Acquiring Portfolio in the amounts due such shareholders based on their respective holdings as of the close of business on the Closing Date.  Fractional Acquiring Portfolio Shares shall be carried to the third decimal place.  As promptly as practicable after the Closing, each holder of any outstanding certificate or certificates representing shares of capital stock of Target Portfolio shall be entitled to surrender the same to the transfer agent for Acquiring Portfolio in exchange for the number of Acquiring Portfolio Shares into which Target Portfolio Shares theretofore represented by the certificate or certificates so surrendered shall have been converted.  Certificates for Acquiring Portfolio Shares shall not be issued.  Until so surrendered, each outstanding certificate, which prior to the Closing represented shares of capital stock of Target Portfolio, shall be deemed for all Acquiring Portfolio purposes to evidence ownership of the number of Acquiring Portfolio Shares into which Target Portfolio Shares (which prior to the Closing were represented thereby) have been converted.
At the Closing, each shareholder of record of Target Portfolio as of the record date (the “Distribution Record Date”) with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 8(d) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of Target Portfolio that such person had on the Distribution Record Date.
All books and records relating to Target Portfolio, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations thereunder, shall be available to Acquiring Corporation from and after the date of the Plan, and shall be turned over to Acquiring Corporation on or prior to the Closing.
2.	Valuation.
The net asset value of Acquiring Portfolio Shares and Target Portfolio Shares and the value of Target Portfolio’s Net Assets to be acquired by Acquiring Portfolio hereunder shall in each case be computed as of 3:00 p.m., Central Time, on the Closing Date, unless on such date:  the New York Stock Exchange (“NYSE”) is not open for unrestricted trading; or (b) the reporting of trading on the NYSE or elsewhere is disrupted; or (c) any other extraordinary financial event or market condition occurs (all such events described in (a), (b), or (c) are each referred to as a “Market Disruption”).  The net asset value per share of Acquiring Portfolio Shares and Target Portfolio Shares and the value of Target Portfolio’s Net Assets shall be computed in accordance with the valuation procedures set forth in the most recent respective prospectuses of Acquiring Portfolio and Target Portfolio or amendments thereto.
In the event of a Market Disruption on the proposed Closing Date, so that an accurate appraisal of the net asset value of Acquiring Portfolio Shares or Target Portfolio Shares or the value of Target Portfolio’s Net Assets is impracticable, the Closing Date shall be postponed until the first business day when regular trading on the NYSE shall have been fully resumed and reporting shall have been restored and other trading markets are otherwise stabilized.
All computations of value regarding the net asset value of the Acquiring Portfolio Shares and the Target Portfolio Shares and the value of the Target Portfolio’s Net Assets shall be made by the administrator to the Portfolios.
3.	Closing and Closing Date.
The Closing Date shall be __________, or such later date as the parties may mutually agree.  The Closing shall take place at the principal office of Acquiring Corporation at 3:00 p.m., Central Time, on the Closing Date.  Target Corporation, on behalf of Target Portfolio, shall have provided for delivery as of the Closing of those

Net Assets of Target Portfolio to be transferred to the account of Acquiring Portfolio’s custodian, State Street Bank and Trust Company, 1 Lincoln Street, Boston, MA 02111.  Also, Target Corporation, on behalf of Target Portfolio, shall deliver at the Closing a list of names and addresses of the shareholders of record of Target Portfolio Shares and the number of full and fractional shares of capital stock owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of 3:00 p.m., Central Time, on the Closing Date, certified by its transfer agent or by its President to the best of its or his knowledge and belief.  Acquiring Corporation, on behalf of Acquiring Portfolio, shall provide evidence satisfactory to Target Corporation that such Acquiring Portfolio Shares have been registered in an account on the books of Acquiring Portfolio, in such manner as the officers of Target Corporation, on behalf of Target Portfolio, may reasonably request.
4.	Representations and Warranties by Acquiring Corporation on behalf of Acquiring Portfolio.
Acquiring Corporation, on behalf of Acquiring Portfolio, represents and warrants to Target Corporation that:
(a) Acquiring Portfolio is a series of Acquiring Corporation, a Maryland corporation organized on March 19, 1990.  Acquiring Corporation is duly registered under the 1940 Act as an open-end, management investment company and all of Acquiring Portfolio Shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the “1933 Act”), except for those shares sold pursuant to the private offering exemption for the purposes of raising initial capital or obtaining any required initial shareholder approvals.
(b) Acquiring Corporation is authorized to issue shares of capital stock, with a par value of one cent ($0.01) per share of Acquiring Portfolio, each outstanding share of which is, and each share of which when issued pursuant to and in accordance with the Plan will be, fully paid, non-assessable, and has or will have full voting rights.  No shareholder of Acquiring Corporation shall have any preemptive or other right to subscribe for Acquiring Portfolio Shares.
(c) The financial statements appearing in Acquiring Portfolio’s Annual Report to Shareholders for the fiscal year ended October 31, 2020, audited by PricewaterhouseCoopers LLP, copies of which have been delivered to Target Corporation, and any interim unaudited financial statements, copies of which may be furnished to Target Corporation, fairly present the financial position of Acquiring Portfolio as of their respective dates and the results of Acquiring Portfolio’s operations for the periods indicated in conformity with Generally Accepted Accounting Principles applied on a consistent basis.

(d) The books and records of Acquiring Portfolio accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of Acquiring Portfolio.
(e) Acquiring Corporation, on behalf of Acquiring Portfolio, is not a party to or obligated under any provision of its Charter or Bylaws, or any contract or any other commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under the Plan, and no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Acquiring Portfolio or Acquiring Corporation of the transactions contemplated by the Plan, except for the registration of Acquiring Portfolio Shares under the 1933 Act, the 1940 Act, or as may otherwise be required under the federal and state securities laws or the rules and regulations thereunder.
(f) Acquiring Corporation has elected to treat Acquiring Portfolio as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  Acquiring Portfolio is a “fund,” as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception, has no earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply, and intends to continue to qualify as a RIC as of the Closing Date, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.
(g) Acquiring Portfolio is not under jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.
(h) Acquiring Portfolio does not have any unamortized or unpaid organizational fees or expenses.
(i) Acquiring Portfolio does not have any known liabilities, costs, or expenses of a material amount, contingent or otherwise, other than those incurred in the ordinary course of business as an investment company.
(j) There is no intercorporate indebtedness existing between Target Portfolio and Acquiring Portfolio that was issued, acquired, or will be settled at a discount.
(k) The registration statement on Form N-14 referred to in Section 7(l) hereof (the “Registration Statement”) and any prospectus or statement of additional information of Acquiring Portfolio contained or incorporated therein by reference, and any supplement or amendment to the Registration Statement or any such prospectus or statement of additional information, on the effective and clearance dates of the Registration Statement and on the Closing Date:  (i) shall comply in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934, as

amended (the “1934 Act”), the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (ii) shall not contain any untrue statement of a material fact, or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading.
(l) Since October 31, 2020, there has not been any material adverse change to the Acquiring Portfolio’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business.
(m) It has duly and timely filed, on behalf the Acquiring Portfolio, all Tax (as defined below) returns and reports (including information returns), which are required to be filed by the Acquiring Portfolio, and all such returns and reports accurately state the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by the Acquiring Portfolio, as applicable. Acquiring Corporation, on behalf of Acquiring Portfolio, has paid or made provision and properly accounted for all Taxes (as defined below) due or properly shown to be due on such returns and reports. The amounts set up as provisions for Taxes in the books and records of Acquiring Portfolio, as of the Closing Date, will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent, or otherwise, which were or which may be payable by Acquiring Portfolio, for any periods or fiscal years prior to and including the Closing Date, including all Taxes imposed before or after the Closing Date that are attributable to any such period or fiscal year. To its knowledge, no return filed by Acquiring Corporation, on behalf of Acquiring Portfolio, is currently being audited by the Internal Revenue Service (the “Service”) or by any state or local taxing authority. As used in this Plan, “Tax” or “Taxes” means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto. To its knowledge, there are no levies, liens, or encumbrances relating to Taxes existing, threatened, or pending with respect to the assets of Acquiring Portfolio. There are no known actual or proposed deficiency assessments with respect to any Taxes payable by Acquiring Corporation, on behalf of Acquiring Portfolio.
(n) All information to be furnished by Acquiring Portfolio for use in preparing any registration statement (including the Registration Statement), information statement, or other documents which may be necessary in connection with the transaction contemplated hereby shall be accurate and complete in all material respects.
(o) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Acquiring Corporation,

on behalf of Acquiring Portfolio, of the transactions contemplated by the Plan, except as may otherwise be required under the federal or state securities laws or the rules and regulations thereunder.
5.	Representations and Warranties by Target Corporation on behalf of Target Portfolio.
Target Corporation, on behalf of Target Portfolio, represents and warrants to Acquiring Corporation that:
(a) Target Portfolio is series of Target Corporation, a Maryland corporation organized on June 15, 1981.  Target Corporation is duly registered under the 1940 Act as an open-end, management investment company and all of Target Portfolio Shares sold were sold pursuant to an effective registration statement filed under the 1933 Act, except for those shares sold pursuant to the private offering exemption for the purpose of raising the required initial capital or obtaining any required initial shareholder approvals.
(b) Target Corporation is authorized to issue shares of capital stock, with a par value of one cent ($0.01) per share, of Target Portfolio, each outstanding share of which is fully paid, non-assessable, and has full voting rights.  No shareholder of Target Corporation has or will have any option, warrant, or preemptive rights of subscription or purchase with respect to Target Portfolio Shares.
(c) The financial statements appearing in Target Portfolio’s Annual Report to Shareholders for the fiscal year ended October 31, 2020, audited by PricewaterhouseCoopers LLP, copies of which have been delivered to Acquiring Corporation, and any interim financial statements for Target Portfolio that may be furnished to Acquiring Corporation, fairly present the financial position of Target Portfolio as of their respective dates and the results of Target Portfolio’s operations for the periods indicated in conformity with Generally Accepted Accounting Principles applied on a consistent basis.
(d) The books and records of Target Portfolio accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of Acquiring Portfolio.
(e) Target Corporation, on behalf of Target Portfolio, is not a party to or obligated under any provision of its Charter or Bylaws, as amended, or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under the Plan.  Target Portfolio has no material contracts or other commitments (other than the Plan or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under the Plan) which will not be terminated by Target

Portfolio in accordance with their terms at or prior to the Closing Date, or which will result in a penalty or additional fee to be due or payable by Target Portfolio.
(f) Target Corporation has elected to treat Target Portfolio as a RIC for federal income tax purposes under Part I of Subchapter M of the Code.  Target Portfolio is a “fund,” as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception, has no earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply, and will qualify as a RIC as of the Closing Date, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.
(g) Target Portfolio is not under jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.
(h) Target Portfolio does not have any unamortized or unpaid organization fees or expenses.
(i) Target Portfolio does not have any known liabilities, costs, or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 5(c) hereof and those incurred in the ordinary course of business as an investment company and of a nature and amount similar to, and consistent with, those shown in such financial statements since the dates of those financial statements.
(j) Since October 31, 2020, there has not been any material adverse change in Target Portfolio’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of its business.
(k) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Target Portfolio or Target Corporation of the transactions contemplated by the Plan, except as may otherwise be required under the federal or state securities laws or the rules and regulations thereunder.
(l) There is no intercorporate indebtedness existing between Target Portfolio and Acquiring Portfolio that was issued, acquired, or will be settled at a discount.
(m) As of the Closing Date, Target Portfolio will not have outstanding any warrants, options, convertible securities, or any other type of rights pursuant to which any person could acquire shares of Target Portfolio, except for the right of investors to acquire its shares at the applicable stated offering price in the normal course of its business as an open-end management investment company operating under the 1940 Act.

(n) It has duly and timely filed, on behalf of Target Portfolio, all Tax (as defined below) returns and reports (including information returns), which are required to be filed by Target Portfolio, and all such returns and reports accurately state the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by Target Portfolio. Target Corporation, on behalf of Target Portfolio, has paid or made provision and properly accounted for all Taxes (as defined below) due or properly shown to be due on such returns and reports. The amounts set up as provisions for Taxes in the books and records of the Target Portfolio, as of the Closing Date, will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent, or otherwise, which were or which may be payable by Target Portfolio, for any periods or fiscal years prior to and including the Closing Date, including all Taxes imposed before or after the Closing Date that are attributable to any such period or fiscal year. To its knowledge, no return filed by Target Corporation, on behalf of Target Portfolio, is currently being audited by the Internal Revenue Service (the “Service”) or by any state or local taxing authority. As used in this Plan, “Tax” or “Taxes” means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto. To its knowledge, there are no levies, liens, or encumbrances relating to Taxes existing, threatened, or pending with respect to the assets of Target Portfolio or Acquiring Portfolio, as applicable. There are no known actual or proposed deficiency assessments with respect to any Taxes payable by Target Corporation, on behalf of Target Portfolio, or Acquiring Corporation, on behalf of Acquiring Portfolio.
(o) All information to be furnished by Acquiring Portfolio for use in preparing any registration statement (including the Registration Statement), information statement, or other documents which may be necessary in connection with the transaction contemplated hereby shall be accurate and complete in all material respects.
(p) Target Corporation, on behalf of the Target Portfolio, will declare and pay or cause to be paid a dividend or dividends for Target Portfolio prior to the Closing Date that, together with all previous dividends, shall have the effect of distributing to its shareholders:  (i) all of Target Portfolio’s investment company taxable income for the taxable year ended prior to the Closing Date, and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid), and (ii) all of Target Portfolio’s net capital gain recognized in its taxable year ended prior to the Closing Date, and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover).

6.	Representations and Warranties by Target Corporation and Acquiring Corporation.
Target Corporation, on behalf of Target Portfolio, and Acquiring Corporation, on behalf of Acquiring Portfolio, each represents and warrants to the other that:
(a) The statement of assets and liabilities to be furnished by it as of 3:00 p.m., Central Time, on the Closing Date for the purpose of determining the number of Acquiring Portfolio Shares to be issued pursuant to Section 1 of the Plan, will accurately reflect Target Portfolio’s Net Assets and outstanding shares, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.
(b) At the Closing, it will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in (a) above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.
(c) Except as disclosed in its currently effective prospectus relating to Target Portfolio, in the case of Target Corporation, and Acquiring Portfolio, in the case of Acquiring Corporation, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against it.  Neither Acquiring Corporation nor Target Corporation is a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Acquiring Portfolio’s or Target Portfolio’s business or their ability to consummate the transactions herein contemplated.
(d) There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.
(e) The execution, delivery, and performance of the Plan have been duly authorized by all necessary action of its Board of Directors, and the Plan constitutes a valid and binding obligation enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors’ rights and to general equity principles.
(f) It anticipates that consummation of the Plan will not cause either Target Portfolio, in the case of Target Corporation, or Acquiring Portfolio, in the case of Acquiring Corporation, to fail to conform to the requirements of Subchapter M of the Code for federal income taxation qualification as a RIC at the end their respective fiscal years.

7.	Covenants of Target Corporation and Acquiring Corporation.
(a) Target Corporation, on behalf of Target Portfolio, and Acquiring Corporation, on behalf of Acquiring Portfolio, each covenants to operate its respective business as presently conducted between the date hereof and the Closing, it being understood that such ordinary course of business will include the distribution of customary dividends and distributions and any other distribution necessary or desirable to minimize federal income or excise taxes.
(b) Target Corporation, on behalf of Target Portfolio, undertakes that it will not acquire Acquiring Portfolio Shares for the purpose of making distributions thereof to anyone other than Target Portfolio’s shareholders.
(c) Target Corporation, on behalf of Target Portfolio, undertakes that, if the Plan is consummated, it will liquidate and dissolve Target Portfolio.
(d) Target Corporation, on behalf of Target Portfolio, and Acquiring Corporation, on behalf of Acquiring Portfolio, each agree that, by the Closing, all of their federal and other Tax returns and reports required by law to be filed on or before such date shall have been filed, and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes, and to the best of their knowledge no such tax return is currently under audit and no tax deficiency or liability has been asserted with respect to such tax returns or reports by the Service or any state or local tax authority.
(e) Target Corporation, on behalf of the Target Portfolio, shall provide at the Closing a statement of the respective tax basis and holding period of all investments to be transferred by the Target Portfolio to the Acquiring Portfolio.
(f) Target Corporation, on behalf of the Target Portfolio, shall provide at the Closing, a copy (which may be in electronic form) of the Target Portfolio’s shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, the backup withholding and nonresident alien withholding certifications, notices or records on file with FSS, with respect to each shareholder, and such information as the Acquiring Portfolio may reasonably request concerning Target Portfolio shares or Target Portfolio shareholders in connection with Target Portfolio’s cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related regulations issued by the United States Treasury (“Treasury Regulations”) following the Closing for all of the holders of record of the Target Portfolio’s shares as of the close of business on the day of valuation as described in Section 2, who are to become holders of the Acquiring Portfolio as a result of the transfer of assets that is the subject of this Plan (the “Target Portfolio Shareholder Documentation”).

(g) Target Corporation, on behalf of the Target Portfolio, shall provide at the Closing, copy of any other Tax books and records of the Target Portfolio necessary for purposes of preparing any Tax Returns, schedules, forms, statements or related documents (including but not limited to any income, excise or information returns, as well as any transfer statements (as described in Treas. Reg. Sec. 1.6045A-1)) required by law to be filed by the Target Portfolio after the Closing.
(h)  DFAIDG, on behalf of the Target Portfolio, if requested by the Acquiring Portfolio, will provide all FASB ASC 740-10-25 (formerly, FIN 48) work papers and supporting statements pertaining to the Target Portfolio.
(i) As promptly as practicable, but in any case within sixty days after the date of Closing, the Target Portfolio shall furnish the Acquiring Portfolio, in such form as is reasonably satisfactory to the Acquiring Portfolio, a statement of the earnings and profits of the Target Portfolio for federal income tax purposes that will be carried over by the Acquiring Portfolio as a result of Section 381 of the Code.
(j) At the Closing, Target Corporation, on behalf of Target Portfolio, will provide Acquiring Portfolio with a copy of the shareholder ledger accounts, certified by Target Portfolio’s transfer agent or its President to the best of its or his knowledge and belief, for all the shareholders of record of Target Portfolio Shares as of 3:00 p.m., Central Time, on the Closing Date who are to become shareholders of Acquiring Portfolio as a result of the transfer of assets that is the subject of the Plan.
(k) As of the Closing, the Board of Target Corporation shall have taken all actions reasonably necessary to obtain approval of the transactions contemplated herein.  Target Corporation shall have mailed to each shareholder of record of Target Portfolio, in sufficient time to comply with requirements as to notice thereof, a combined Information Statement/Prospectus that complies in all material respects with the applicable provisions of the 1933 Act, Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations thereunder.
(l) Acquiring Corporation has filed the Registration Statement with the SEC and used its best efforts to provide that the Registration Statement became effective as promptly as practicable.  At the time it became effective, the Registration Statement:  (i) complied in all material respects with the applicable provisions of the 1933 Act and the rules and regulations promulgated thereunder; and (ii) did not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.  At the time the Registration Statement became effective and at the Closing Date, the prospectus and statement of additional information included in the Registration Statement did not and will not contain any untrue statement of a material fact, or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(m) Subject to the provisions of the Plan, Acquiring Corporation and Target Corporation each shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by the Plan.
(n) Target Corporation and Acquiring Corporation each intends that the Reorganization will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code. Target Corporation, on behalf of Target Portfolio, and Acquiring Corporation, on behalf of Acquiring Portfolio, shall not take any action or cause any action to be taken (including, without limitation the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.
8.	Conditions Precedent to be Fulfilled by Target Corporation and Acquiring Corporation.
The consummation of the Plan hereunder shall be subject to the following respective conditions:
(a) That:  (i) all the representations and warranties of the other party contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date; (ii) the other party shall have performed all obligations required by the Plan to be performed by it prior to the Closing; and (iii) the other party shall have delivered to such party a certificate signed by the President and by the Secretary or equivalent officer to the foregoing effect.
(b) That each party shall have delivered to the other party a copy of the resolutions approving the Plan adopted and approved by the appropriate action of the Board of Directors certified by its Secretary or equivalent officer of each of the Corporations.
(c) That the SEC shall have declared effective the Registration Statement and not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act.  And further, no other legal, administrative, or other proceeding shall have been instituted or threatened that would materially affect the financial condition of either party or would prohibit the transactions contemplated hereby.
(d) Target Corporation, on behalf of the Target Portfolio, shall have declared and paid or cause to have been paid a dividend or dividends for Target Portfolio prior to the Closing Date that, together with all previous dividends, shall have the effect of distributing to its shareholders:  (i) all of Target Portfolio’s investment company taxable income for the taxable year ended prior to the Closing Date, and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid), and (ii) all of Target Portfolio’s net capital gain recognized in its taxable year ended prior to the Closing Date, and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover).
(e) That all required consents of other parties and all other consents, orders, and permits of federal, state, and local authorities (including those of the SEC and of state Blue Sky securities authorities, including any necessary “no-action” positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of material adverse effect on the assets and properties of Target Portfolio or Acquiring Portfolio.
(f) That there shall be delivered to Target Corporation, on behalf of Target Portfolio, and Acquiring Corporation, on behalf of Acquiring Portfolio, an opinion in form and substance satisfactory to them from the law firm of Stradley Ronon Stevens & Young, LLP, counsel to Acquiring Corporation and Target Corporation, to the effect that, provided the transaction contemplated hereby is carried out in accordance with the Plan, the laws of the State of Maryland, and based upon certificates of the officers of Target Corporation and Acquiring Corporation with regard to matters of fact:
1)
The acquisition by the Acquiring Portfolio of substantially all of the Assets of Target Portfolio, as provided for herein, in exchange for the Acquiring Portfolio Shares followed by the distribution by Target Portfolio to its shareholders of Acquiring Portfolio Shares in complete liquidation of Target Portfolio will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and Target Portfolio and Acquiring Portfolio each will be a “party to the reorganization,” within the meaning of Section 368(b) of the Code;

2)
No gain or loss will be recognized by Target Portfolio upon the transfer of substantially all of its assets to the Acquiring Portfolio in exchange solely for Acquiring Portfolio Shares pursuant to Sections 361(a) and 357(a) of the Code);

3)
No gain or loss will be recognized by the Acquiring Portfolio upon the receipt by it of substantially all of the assets of Target Portfolio in exchange solely for Acquiring Portfolio Shares pursuant to Section 1032(a) of the Code;

4)
No gain or loss will be recognized by Target Portfolio upon the distribution of Acquiring Portfolio Shares to its shareholders in complete liquidation of Target Portfolio in pursuance of the Plan pursuant to Section 361(c)(1) of the Code;

5)
The tax basis of the assets of Target Portfolio received by Acquiring Portfolio will be the same as the tax basis of such assets to Target Portfolio immediately prior to the Reorganization pursuant to Section 362(b) of the Code;

6)
The holding period of the assets of Target Portfolio received by Acquiring Portfolio will include the period during which such assets were held by Target Portfolio pursuant to Section 1223(2) of the Code;

7)
No gain or loss will be recognized by the shareholders of Target Portfolio upon the exchange of Target Portfolio Shares for Acquiring Portfolio Shares (including fractional shares to which they may be entitled) pursuant to Section 354(a) of the Code;

8)
The aggregate tax basis of Acquiring Portfolio Shares to be received by the shareholders of Target Portfolio (including fractional shares to which they may be entitled) shall be the same as the aggregate tax basis of Target Portfolio Shares exchanged therefor pursuant to Section 358(a)(1) of the Code;

9)
The holding period of Acquiring Portfolio Shares to be received by shareholders of Target Portfolio (including fractional shares to which they may be entitled) will include the holding period of Target Portfolio Shares surrendered in exchange therefor, provided that the shareholder held Target Portfolio Shares as a capital asset on the effective date of the Reorganization pursuant to Section 1223(1) of the Code; and

10)
For purposes of Section 381 of the Code, Acquiring Portfolio will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Treasury (“Treasury Regulations”)) the items of Target Portfolio described in Section 381(c) of the Code as if there had been no Reorganization, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, if applicable, and the Treasury Regulations thereunder.

The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Target Portfolio, the Acquiring Portfolio, or any Shareholder of the Target Portfolio with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.
(g) That there shall be delivered to Acquiring Corporation, on behalf of Acquiring Portfolio, an opinion in form and substance satisfactory to it from Stradley Ronon Stevens & Young, LLP, counsel to Target Corporation, on behalf of Target

Portfolio, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors’ rights:
1)	Target Portfolio is a series of Target Corporation and that Target Corporation is a validly existing corporation in good standing under the laws of the State of Maryland;
2)	Target Corporation is an open-end investment company of the management type registered as such under the 1940 Act;
3)
The execution and delivery of the Plan and the consummation of the transactions contemplated hereby have been duly authorized by all necessary corporate action on the part of Target Corporation on behalf of Target Portfolio; and

4)
The Plan is the legal, valid and binding obligation of Target Corporation, on behalf of Target Portfolio, and is enforceable against Target Corporation, on behalf of Target Portfolio, in accordance with its terms.

In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of Target Corporation with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of Target Corporation.
(h) That there shall be delivered to Target Corporation, on behalf of Target Portfolio, an opinion in form and substance satisfactory to it from the law firm of Stradley, Ronon, Stevens & Young, LLP, counsel to Acquiring Corporation, on behalf of Acquiring Portfolio, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws now or hereafter affecting generally the enforcement of creditors’ rights:
1)	Acquiring Portfolio is a series of Acquiring Corporation and Acquiring Corporation is a validly existing corporation in good standing under the laws of the State of Maryland;
2)	Acquiring Corporation is authorized to issue shares of capital stock, with a par value of one cent ($0.01) per share, of Acquiring Portfolio;
3)	Acquiring Corporation is an open-end investment company of the management type registered as such under the 1940 Act;
4)
Acquiring Portfolio Shares to be issued pursuant to the terms of the Plan have been duly authorized and, when issued and delivered as provided in the Plan and the Registration Statement, will have been validly issued and fully paid and will be non-assessable by Acquiring Corporation, on behalf of Acquiring Portfolio;

5)
The execution and delivery of the Plan and the consummation of the transactions contemplated hereby have been duly authorized by all necessary corporate action on the part of Acquiring Corporation, on behalf of Acquiring Portfolio;

6)
The Plan is the legal, valid and binding obligation of Acquiring Corporation, on behalf of Acquiring Portfolio, and is enforceable against Acquiring Corporation, on behalf of Acquiring Portfolio, in accordance with its terms; and

In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of Acquiring Corporation with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of Acquiring Corporation.
(i) That Acquiring Corporation’s prospectus contained in the Registration Statement with respect to Acquiring Portfolio Shares delivered to Target Portfolio’s shareholders in accordance with the Plan shall be effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto shall have been issued prior to the Closing Date or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.
(j) That Acquiring Portfolio Shares to be delivered hereunder shall be eligible for sale with each state commission or agency with which such eligibility is required in order to permit Acquiring Portfolio Shares lawfully to be delivered to each holder of Target Portfolio Shares.
9.	Expenses.
The expenses of entering into and carrying out the provisions of the Plan shall be borne by the Target Portfolio.
10.	Final Tax Returns and Forms 1099 of Target Portfolio.
  (a) After the Closing, Target Corporation shall or shall cause its agents to prepare any federal, state, or local Tax returns, including any Forms 1099, required to be filed by Target Corporation with respect to Target Portfolio’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

(b) Notwithstanding the provisions of Section 9 hereof, any expenses incurred by Target Corporation or Target Portfolio (other than for payment of Taxes) in connection with the preparation and filing of said Tax returns and Forms 1099 after the Closing, shall be borne by Target Portfolio to the extent such expenses have been or should have been accrued by Target Portfolio in the ordinary course without regard to the Plan contemplated by this Agreement; any excess expenses shall be borne by the Acquiring Portfolio, at the time such Tax returns and Forms 1099 are prepared.

11.	Cooperation and Exchange of Information.
Each party will provide each other and their respective representatives with such cooperation, assistance and information as either of them reasonably may request of the other in filing any Tax returns, amended return or claim for refund, determining a liability for Taxes, or in determining the financial reporting of any Tax position, or a right to a refund of Taxes or participating in or conducting any audit or other proceeding in respect of Taxes. Each party or their respective agents will retain for a period of six (6) years following the Closing all returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of Tax positions of Target Portfolio and Acquiring Portfolio for its taxable period first ending after the Closing and for all prior taxable periods.
12.	Termination; Postponement; Waiver; Order.
(a) Anything contained in the Plan to the contrary notwithstanding, the Plan may be terminated and the Plan of Reorganization abandoned at any time, prior to the Closing, or the Closing may be postponed as follows:
1)	by mutual consent of Target Corporation, on behalf of Target Portfolio, and Acquiring Corporation, on behalf of Acquiring Portfolio;
2)
by Acquiring Corporation, on behalf of Acquiring Portfolio, if any condition of its obligations set forth in Section 8 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met; or

3)
by Target Corporation, on behalf of Target Portfolio, if any conditions of its obligations set forth in Section 8 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met.

(b) If the transactions contemplated by the Plan have not been consummated by __________, the Plan shall automatically terminate on that date, unless a later date is agreed to by both Acquiring Corporation and Target Corporation.
(c) In the event of termination of the Plan prior to its consummation, pursuant to the provisions hereof, the Plan shall become void and have no further effect, and neither Target Corporation, Acquiring Corporation, Target Portfolio nor Acquiring Portfolio, nor their directors, officers, or agents or the shareholders of Target Portfolio or Acquiring Portfolio shall have any liability in respect of the Plan, but all expenses incidental to the preparation and carrying out of the Plan shall be paid as provided in Section 9 hereof.
(d) At any time prior to the Closing, any of the terms or conditions of the Plan may be waived by the party who is entitled to the benefit thereof if, in the judgment of such party, such action or waiver will not have a material adverse effect on the benefits intended under the Plan to its shareholders, on behalf of whom such action is taken.
(e) The respective representations and warranties contained in Sections 4 to 6 hereof shall expire with and be terminated by the Plan on the Closing Date, and neither Target Corporation nor Acquiring Corporation, nor any of their officers, directors, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date.
(f) If any order or orders of the SEC with respect to the Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Directors of Target Corporation, on behalf of Target Portfolio, or the Board of Directors of Acquiring Corporation, on behalf of Acquiring Portfolio, to be acceptable, such terms and conditions shall be binding as if a part of the Plan.
13.	Liability of Acquiring Corporation and Target Corporation.
(a) Each party acknowledges and agrees that all obligations of Acquiring Corporation under the Plan are binding only with respect to Acquiring Portfolio; that any liability of Acquiring Corporation under the Plan with respect to Acquiring Portfolio, or in connection with the transactions contemplated herein with respect to Acquiring Portfolio, shall be discharged only out of the assets of Acquiring Portfolio; that no other series of Acquiring Corporation shall be liable with respect to the Plan or in connection with the transactions contemplated herein; and that neither Target Corporation nor Target Portfolio shall seek satisfaction of any such obligation or liability from the shareholders of Acquiring Corporation, the directors, officers, employees or agents of Acquiring Corporation, or any of them.
(b) Each party acknowledges and agrees that all obligations of Target Corporation under the Plan are binding only with respect to Target Portfolio; that any liability of Target Corporation under the Plan with respect to Target Portfolio, or in connection with the transactions contemplated herein with respect to Target Portfolio, shall be discharged only out of the assets of Target Portfolio; that no other series of Target Corporation shall be liable with respect to the Plan or in connection with the transactions contemplated herein; and that neither Acquiring Corporation nor Acquiring Portfolio shall seek satisfaction of any such obligation or liability from the shareholders of Target Corporation, the directors, officers, employees or agents of Target Corporation, or any of them.

14.	Entire Agreement and Amendments.
The Plan embodies the entire agreement between the parties and there are no agreements, understandings, restrictions, or warranties relating to the transactions contemplated by the Plan other than those set forth herein or herein provided for. The Plan may be amended only by mutual consent of the parties in writing. Neither the Plan nor any interest herein may be assigned without the prior written consent of the other party.
15.	Counterparts.
The Plan may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.
16.	Notices.
Any notice, report, or demand required or permitted by any provision of the Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to U.S. Tax-Managed U.S. Marketwide Value Portfolio II, at Dimensional Investment Group Inc. 6300 Bee Cave Road, Building One, Austin, Texas 78746, Attention:  Secretary, and U.S. Tax-Managed U.S. Marketwide Value Portfolio, at DFA Investment Dimensions Group Inc., 6300 Bee Cave Road, Building One, Austin, Texas, 76746, Attention:  Secretary, as the case may be.
17.	Governing Law.
The Plan shall be governed by and carried out in accordance with the laws of the State of Maryland.

IN WITNESS WHEREOF, Target Corporation, on behalf of Target Portfolio, and Acquiring Corporation, on behalf of Acquiring Portfolio, have each caused the Plan to be executed on its behalf by its duly authorized officers, all as of the date and year first-above written.
DIMENSIONAL INVESTMENT GROUP INC.,
on behalf of TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II
By:
Name:
Title:

DFA INVESTMENT DIMENSIONS GROUP INC., on behalf of TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

By:
Name:
Title:

STATEMENT OF ADDITIONAL INFORMATION
DATED AUGUST [19], 2021

Information Statement on Form N-14 Filed by:

DIMENSIONAL INVESTMENT GROUP INC.
6300 Bee Cave Road, Building One
Austin, TX  78746

Acquisition of Substantially All of the Assets of
(a series of DFA Investment Dimensions Group Inc. (“DFAIDG”)):

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

By and in exchange for shares of
(a series of Dimensional Investment Group Inc. (“DIG”)):

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II
This Statement of Additional Information (“SAI”) is being furnished to shareholders of the Tax-Managed U.S. Marketwide Value Portfolio (the “Target Portfolio”), in connection with the reorganization of the Target Portfolio into the Tax-Managed U.S. Marketwide Value Portfolio II (the “Acquiring Portfolio”), a series of DIG, as described in the Information Statement/Prospectus (the “Reorganization”).
This SAI consists of this Cover Page and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein (is legally considered to be part of this SAI):
1.
The Statement of Additional Information of the Target Portfolio, dated February 28, 2021, as supplemented and amended to date (as previously filed via EDGAR on February 26, 2021 (File Nos. 002-73948/811-03258) Accession No. 0001193125-21-059624);

2.
The Statement of Additional Information of the Acquiring Portfolio, dated February 28, 2021, as supplemented and amended to date (as previously filed via EDGAR on February 26, 2021 (File Nos. 033-33980/811-06067) Accession No. 0001193125-21-059670);

3.
The audited financial statements, including the financial highlights, and related report of the independent public accounting firm appearing in the Target Portfolio’s Annual Report to shareholders for the period ended October 31, 2020 (as previously filed via EDGAR on January 6, 2021 (File No. 811-03258) Accession No. 0001193125-21-003228);

4.
The financial statements, including the financial highlights, in the Target Portfolio’s Semi-Annual Report to shareholders for the period ended April 30, 2021 (as previously filed via EDGAR on July 9, 2021 (File No. 811-03258) Accession No. 0001193125-21-211534);

5.
The audited financial statements, including the financial highlights, and related report of the independent public accounting firm appearing in the Acquiring Portfolio’s Annual Report to shareholders for the period ended October 31, 2020 (as previously filed via EDGAR on January 6, 2021 (File No. 811-06067) Accession No. 0001193125-21-003219); and

6.
The financial statements, including the financial highlights, in the Acquiring Portfolio’s Semi-Annual Report to shareholders for the period ended April 30, 2021 (as previously filed via EDGAR on July 9, 2021 (File No. 811-06067) Accession No. 0001193125-21-211587).

This SAI is not a prospectus, and should be read in conjunction with the Information Statement/Prospectus, dated August [19], 2021, relating to the Reorganization. The Information Statement/Prospectus and any of the materials incorporated by reference into this SAI are available upon request, without charge, by writing to DIG, 6300 Bee Cave Road, Building One, Austin, Texas 78746 or DFAIDG, 6300 Bee Cave Road, Building One, Austin, Texas 78746, by accessing the documents at the Target Portfolio’s and Acquiring Portfolio’s website at http://us.dimensional.com, or by calling collect (512) 306-7400.

Supplemental Financial Information

Tables showing the fees and expenses of the Acquiring Portfolio and Target Portfolio, and the fees and expenses of the Acquiring Portfolio on a pro forma basis after giving effect to the proposed Reorganization, are included in the “What are the fees and expenses of the Portfolios and what might they be after the Reorganization?” section in the Information Statement/Prospectus. The Reorganization will not result in a material change to the Target Portfolio’s investment portfolio due to the investment strategies of the Target Portfolio being identical to the Acquiring Portfolio. As a result, a schedule of investments of the Target Portfolio modified to show the effects of such change is not required and is not included. There are no material differences in the accounting, valuation and tax policies of the Target Portfolio as compared to those of the Acquiring Portfolio.

2

DIMENSIONAL INVESTMENT GROUP INC.

FORM N-14

PART C
OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Indemnification provisions for officers, trustees, and employees of the Registrant are set forth in Article VII of the Registrant’s Agreement and Declaration of Trust, which provide for indemnification, as set forth below are hereby incorporated by reference.  See Items 16 (a) below.

7.1.e.   Indemnification of Officers and Trustees. Each Trustee, officer and employee of the Trust shall, in the performance of his or her duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust, upon an opinion of counsel, or upon reports made to the Trust by any of its officers or employees or by the Investment Adviser, the Principal Underwriter, any other Agent, selected dealers, accountants, appraisers or other experts or consultants regardless of whether such counsel or expert may also be a Trustee, as to matters the Trustee, officer or employee of the Trust reasonably believes are within such Person’s professional or expert competence. The officers and Trustees may obtain the advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust, the By-Laws, applicable law and their respective duties as officers or Trustees.  No such officer or Trustee shall be liable for any act or omission in accordance with such advice, records and/or reports and no inference concerning liability shall arise from a failure to follow such advice, records and/or reports.  The officers and Trustees shall not be required to give any bond hereunder, nor any surety if a bond is required by applicable law.
7.2.a   Indemnification by Trust. The Trust shall indemnify, out of Trust Property, to the fullest extent permitted under applicable law, any Person who was or is a party, potential party or non-party witness or is threatened to be made a party, potential party or non-party witness to any Proceeding, or is otherwise involved in a Proceeding, by reason of the fact that such Person is or was an Agent of the Trust, against Expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such Proceeding if such Person acted in good faith or in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such Person was unlawful.  The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not of itself create a presumption that the Person did not act in good faith or that the Person had reasonable cause to believe that the Person’s conduct was unlawful.
7.3          Insurance. To the fullest extent permitted by applicable law, the Board of Trustees shall have the authority to purchase with Trust Property, insurance for liability and for all Expenses reasonably incurred or paid or expected to be paid by an Agent in connection with any Proceeding in which such Agent becomes involved by virtue of such Agent’s actions, or omissions to act, in its capacity or former capacity with the Trust, whether or not the Trust would have the power to indemnify such Agent against such liability.
7.1.c.   Limitation of Liability. Subject to subsection (b) of this Section 1 and to the fullest extent that limitations on the liability of Agents are permitted by the DSTA, the Agents shall not be responsible or liable in any event for any act or omission of any other Agent of the Trust or any Investment Adviser or Principal Underwriter of the Trust.

 Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

(1) Copies of the charter of the Registrant as now in effect.

(a)
Articles of Amendment and Restatement filed with the Maryland Secretary of State on July 9, 2009
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 55/56 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: December 14, 2009.

(b)
Articles Supplementary filed with the Maryland Secretary of State on September 22, 2009 re: the allocation and classification of shares
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 55/56 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: December 14, 2009.

(c)
Certificate of Correction filed with the Maryland Secretary of State on May 4, 2010
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 58/59 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2011.

(d)	Articles Supplementary filed with the Maryland Secretary of State on May 6, 2010 Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 58/59 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2011.
(e)
Articles of Amendment filed with the Maryland Secretary of State on May 6, 2010
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 58/59 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2011.

(f)
Articles of Amendment filed with the Maryland Secretary of State on November 19, 2010
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 58/59 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2011.

(g)
Articles of Amendment filed with the Maryland Secretary of State on November 19, 2010
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 58/59 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2011.

(h)
Articles Supplementary filed with the Maryland Secretary of State on July 25, 2011
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2012.

(i)
Articles of Amendment filed with the Maryland Secretary of State on February 28, 2012
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 79/80 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2018.

(j)
Articles Supplementary filed with the Maryland Secretary of State on February 27, 2015
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 79/80 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2018.

(k)
Articles of Amendment filed with the Maryland Secretary of State on July 25, 2017
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 79/80 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2018.

(2)	Copies of the existing bylaws or corresponding instruments of the Registrant.

(a)
Amended and Restated By-Laws of the Registrant
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 72/73 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 27, 2015.

(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant.

Not Applicable.

(4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it.

(a)	Form of Plan of Reorganization is filed herewith as Exhibit A to the Information Statement/Prospectus.

(5)
Copies of all instruments defining the rights of holders of the securities being registered, including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the Registrant.

(i) See Article Fifth of the Registrant’s Articles of Amendment and Restatement.

(ii) See Article 8 of the Registrant’s Amended and Restated By-Laws.

(6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant.

(a)	Investment Management Agreements.

(1)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* DFA International Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 85/86 to the Registrant’s Registration Statement on Form N-1A
File Nos.: 033-33980 and 811-06067
Filing Date: February 26, 2021

(2)	Investment Management Agreement between the Registrant and DFA re: the:
* DFA International Value Portfolio III
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 77/78 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2017.

(3)
Investment Management Agreement between the Registrant and DFA re: the:
* Emerging Markets Portfolio II
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 77/78 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2017.

(4)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* Global Allocation 25/75 Portfolio
Filing: Post-Effective Amendment No. 83/84 to the Registrant’s Registration Statement on Form N 1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2020.

(5)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* Global Allocation 60/40 Portfolio
Filing: Post-Effective Amendment No. 85/86 to the Registrant’s Registration Statement on Form N-1A.
File Nos: 033-33980 and 811-06067
Filing Date: February 26, 2021.

(6)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* Global Equity Portfolio
Filing: Post-Effective Amendment No. 85/86 to the Registrant’s Registration Statement on Form N-1A.
File Nos: 033-33980 and 811-06067
Filing Date: February 26, 2021.

(7)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* DFA Two-Year Fixed Income Portfolio
Filing: Post-Effective Amendment No. 83/84 to the Registrant’s Registration Statement on Form N 1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2020.

(8)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* DFA Two-Year Government Portfolio
Filing: Post-Effective Amendment No. 83/84 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2020.

(9)
Investment Management Agreement between the Registrant and DFA re: the:
* Tax-Managed U.S. Marketwide Value Portfolio II
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 77/78 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2017.

(10)
Investment Management Agreement between the Registrant and DFA re: the:
* U.S. Large Cap Value Portfolio II
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 77/78 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2017.

(11)	Investment Management Agreement between the Registrant and DFA re: the:
* U.S. Large Cap Value Portfolio III
Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 77/78 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2017.

(12)
Investment Management Agreement between the Registrant and DFA re: the:
* U.S. Large Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 77/78 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2017.

(b)	Sub-advisory Agreements.

(1)
Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. dated July 21, 2015 re: the:
* DFA Two-Year Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 81/82 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2019.

(2)
Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited dated July 21, 2015 re: the:
* DFA Two-Year Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 81/82 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2019.

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers.

(a)
Amended and Restated Distribution Agreement between the Registrant and DFA Securities LLC.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 81/82 to the Registrant’s
Registration Statement on Form N-1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2019.

(8)
Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document.

Not Applicable.

(9)
Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act [15 U.S.C. 80a-17(f)], for securities and similar investments of the registrant, including the schedule of remuneration.

(a)
Custodian Agreement between the Registrant and State Street Bank and Trust Company
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 68/69 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2013.

(10)
Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act [17 CFR 270.12b-1] and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act [17 CFR 270.18f-3], any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant’s directors describing any action taken to revoke the plan.

(a)	Rule 18f-3 Plans.

Form of Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 re the:
* Global Equity Portfolio
* Global 60/40 Portfolio
* Global 25/75 Portfolio
* DFA International Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 77/78 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2017.
(b)	Rule 12b-1 Plans. Not applicable.

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable.
(a)	Legal Opinion of Stradley Ronon Stevens & Young, LLP dated July 20, 2021. ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.11.a.

(12)
An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus.

(a)	Form of Tax Opinion and Consent of Stradley Ronon Stevens & Young, LLP. ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.12.a.

(13)	Copies of all material contracts of the registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement.

(a)	Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 68/69 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2013.

(i)
Amendment No. 1 dated August 8, 2013 re: calculation and payment of shareholder service fees.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 70/71 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2014.

(ii)
Amendment No. 2 re: the addition of “FAN” services.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 81/82 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2019.

(b)
Administration Agreement between the Registrant and State Street Bank and Trust Company
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 68/69 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2013.

(i)
Amendment dated November 13, 2018 re:  Liquidity Risk Measurement Services
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 81/82 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2019.

(c) Client Service Agreements between Reinhardt, Werba, Bowen, Inc. (“RWB”) and the Registrant.
(i)   Dated March 13, 1996 re the:
*	RWB/DFA Two-Year Government Portfolio
Incorporated by reference to:
Filing: Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: March 3, 1998.
(aa)	Amended Agreement dated March 13, 1996 re the:
*	RWB/DFA Two-Year Government Portfolio.
Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: March 3, 1998.
(bb)	Amendment Number Two re the reflection of the following name change:
* RWB/DFA Two-Year Government Portfolio to the AAM/DFA Two-Year Government Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: January 26, 2001.
(cc)	Amendment Number Three re the reflection of the following name change:
* AAM/DFA Two-Year Government Portfolio to the LWAS/DFA Two-Year Government Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 54/55 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 27, 2009.
(ii)	Dated March 13, 1996 re the:
*	RWB/DFA Two-Year Corporate Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: March 3, 1998.
(aa)	Amendment Number One dated March 13, 1996 re the:
*	RWB/DFA Two-Year Corporate Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 81/82 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2019.

(b)	Amendment Number Two re the reflection of the following name change:
* RWB/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Corporate Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: January 26, 2001.

(cc)	Amendment Number Three re the reflection of the following name change:
* AAM/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 35/36 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: May 16, 2002.

(dd)	Amendment Number Four re the reflection of the following name change:
* AAM/DFA Two-Year Fixed Income Portfolio to the LWAS/DFA Two-Year Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 54/55 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 27, 2009.
(d)	Form of Facility Agreement with DFA.
Previously filed with this registration statement and incorporated herein by reference.
(e)	Services Agreement, dated as of July 1, 1994 between Charles Schwab & Co., Inc. and the Registrant re the:
*	U.S. Small Cap Portfolio II; and
*	U.S. Large Cap Portfolio II.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 19/20 to Registrant’s Registration Statement on Form N‑1A.
File Nos.: 033-33980 and 811-06067.
Filing Date: March 3, 1998.
(f)	Amended and Restated Fee Waiver Agreement between the Registrant and DFA re: the:
* Global Equity Portfolio
* Global Allocation 60/40 Portfolio
* Global Allocation 25/75 Portfolio
Filing: Post-Effective Amendment No. 85/86 to the Registrant’s Registration Statement on Form N-1A.
File Nos: 033-33980 and 811-06067
Filing Date: February 26, 2021

(g)	Amended and Restated Fee Waiver Agreement between the Registrant and DFA re: the:
* U.S. Large Company Portfolio
Filing: Post-Effective Amendment No. 85/86 to the Registrant’s Registration Statement on Form N-1A.
File Nos: 033-33980 and 811-06067
Filing Date: February 26, 2021

(h)	Amended and Restated Fee Waiver Agreement between the Registrant and DFA re: the:
* DFA International Value Portfolio III
* Emerging Markets Portfolio II

* Tax-Managed U.S. Marketwide Value Portfolio II
* U.S. Large Cap Value Portfolio III
Filing: Post-Effective Amendment No. 85/86 to the Registrant’s Registration Statement on Form N-1A.
File Nos: 033-33980 and 811-06067
Filing Date: February 26, 2021

(i)	Amended and Restated Fee Waiver and/or Expense Assumption Agreement between the Registrant and DFA re: the:
* DFA International Value Portfolio – Class R2
Filing: Post-Effective Amendment No. 85/86 to the Registrant’s Registration Statement on Form N-1A.
File Nos: 033-33980 and 811-06067
Filing Date: February 26, 2021

(j)	Amended and Restated Fee Waiver and/or Expense Assumption Agreement between the Registrant and DFA re: the:
* DFA Two-Year Fixed Income Portfolio
* DFA Two-Year Government Portfolio
Filing: Post-Effective Amendment No. 85/86 to the Registrant’s Registration Statement on Form N-1A.
File Nos: 033-33980 and 811-06067
Filing Date: February 26, 2021

(14)	Copies of any other opinions, appraisals or rulings, and consents to their use relied on in preparing the registration statement and required by Section 7 of the 1933 Act [15 U.S.C. 77g].

(a) Consent of Independent Registered Public Accounting Firm.
 ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.14.a.

(15)	All financial statements omitted pursuant to Item 14(a)(l). Not applicable.

(16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement.

(a) Powers of Attorney.
 ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.16.a.

(b)	Certified Resolutions Regarding Powers of Attorney.
ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.16.b.

(17) Any additional exhibits which the Registrant may wish to file.

(a)
Code of Ethics of Registrant, Advisor, Sub-Advisers and Underwriter, previously filed as Exhibit EX-28.p.i. with the Trust’s registration statement on February 26, 2021, is hereby incorporated by reference.

ITEM 17. UNDERTAKINGS

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file by Post-Effective Amendment the executed opinion and consent of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinions.

(4) The undersigned Registrant agrees to file by Post-Effective Amendment the final Plan of Reorganization required by Item 16(4) (a) of Form N-14 within a reasonable time after it is finalized.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant in the City of Austin, the State of Texas, as of this 20th day of July, 2021.

DIMENSIONAL INVESTMENT GROUP INC.
(Registrant)

By:	/s/ Catherine L. Newell*
Catherine L. Newell, President
(Signature and Title)

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/David G. Booth*	Director and	July 20, 2021
David G. Booth	Chairman

/s/Gerard K. O’Reilly*	Co-Chief Executive Officer	July 20, 2021
Gerard K. O’Reilly	and Chief Investment Officer

/s/David P. Butler *	Co-Chief Executive Officer	July 20, 2021
David P. Butler

/s/Jan Miller* Jan Miller	Chief Financial Officer (Principal Financial Officer), Treasurer (Principal Accounting Officer) and Vice President	July 20, 2021

/s/George M. Constantinides*	Director	July 20, 2021
George M. Constantinides

/s/Douglas W. Diamond*	Director	July 20, 2021
Douglas W. Diamond

/s/ Darrell Duffie*	Director	July 20, 2021
Darrell Duffie

/s/Roger G. Ibbotson*	Director	July 20, 2021
Roger G. Ibbotson

/s/Myron S. Scholes*	Director	July 20, 2021
Myron S. Scholes

/s/Abbie J. Smith*	Director	July 20, 2021
Abbie J. Smith

/s/ Ingrid M. Werner*	Director	July 20, 2021
Ingrid M. Werner

*By:	/s/ Ryan P. Buechner Ryan P. Buechner Attorney-in-Fact (Pursuant to a Power-of-Attorney)

SIGNATURES

THE DFA INVESTMENT TRUST COMPANY consents to the filing of this Registration Statement of Dimensional Investment Group Inc., which has been signed on behalf of the Registrant in the City of Austin, the State of Texas, as of this 20th day of July, 2021.

THE DFA INVESTMENT TRUST COMPANY
(Registrant)

By:	/s/ Catherine L. Newell*
Catherine L. Newell, President
(Signature and Title)

The undersigned Trustees and principal officers of THE DFA INVESTMENT TRUST COMPANY consent to the filing of this Registration Statement of Dimensional Investment Group Inc. on the dates indicated.

Signature	Title	Date

/s/David G. Booth*	Trustee and	July 20, 2021
David G. Booth	Chairman

/s/Gerard K. O’Reilly*	Co-Chief Executive Officer	July 20, 2021
Gerard K. O’Reilly	and Chief Investment Officer

/s/David P. Butler *	Co-Chief Executive Officer	July 20, 2021
David P. Butler

/s/Jan Miller* Jan Miller	Chief Financial Officer (Principal Financial Officer), Treasurer (Principal Accounting Officer) and Vice President	July 20, 2021

/s/George M. Constantinides*	Trustee	July 20, 2021
George M. Constantinides

/s/Douglas W. Diamond*	Trustee	July 20, 2021
Douglas W. Diamond

/s/ Darrell Duffie*	Trustee	July 20, 2021
Darrell Duffie

/s/Roger G. Ibbotson*	Trustee	July 20, 2021
Roger G. Ibbotson

/s/Myron S. Scholes*	Trustee	July 20, 2021
Myron S. Scholes

/s/Abbie J. Smith*	Trustee	July 20, 2021
Abbie J. Smith

/s/ Ingrid M. Werner*	Trustee	July 20, 2021
Ingrid M. Werner

*By:	/s/ Ryan P. Buechner Ryan P. Buechner Attorney-in-Fact (Pursuant to a Power-of-Attorney)

EXHIBIT LIST

Exhibit No.	Description
EX-99.11.a	Legal Opinion of Stradley Ronon Stevens & Young, LLP
EX-99.12.a	Form of Tax Opinion of Stradley Ronon Stevens & Young, LLP
EX-99.14.a	Consent of Independent Registered Public Accounting Firm
EX-99.16.a	Powers of Attorney
EX-99.16.b	Certified Resolutions Regarding Powers of Attorney